Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

GMO Trust

Prospectus

June 30, 2013,

as revised February 13, 2014

Multi-Asset Class Funds
■ Benchmark-Free Allocation Fund
Class III:	GBMFX	Class IV:	GBMBX
Class MF:	—
■ Global Asset Allocation Fund
Class III:	GMWAX
■ Strategic Opportunities Allocation Fund
Class III:	GBATX

Equity Funds
■ Global Equity Allocation Fund
Class III:	GMGEX
■ Global Developed Equity Allocation Fund
Class III:	GWOAX
■ Developed World Stock Fund
Class III:	GDWTX	Class IV:	GDWFX
■ Global Focused Equity Fund
Class III:	GGFEX	Class IV:	—
■ International Equity Allocation Fund
Class III:	GIEAX
■ International Developed Equity Allocation Fund
Class III:	GIOTX
■ Tax-Managed International Equities Fund
Class III:	GTMIX
■ International Equity Fund
Class II:	GMICX	Class III:	GMOIX
Class IV:	GMCFX
■ International Large/Mid Cap Equity Fund
Class III:	GMIEX	Class IV:	GMIRX
Class VI:	GCEFX
■ Currency Hedged International Equity Fund
Class III:	GMOCX
■ Foreign Fund
Class II:	GMFRX	Class III:	GMOFX
Class IV:	GMFFX
■ Foreign Small Companies Fund
Class III:	GMFSX	Class IV:	GFSFX
■ International Small Companies Fund
Class III:	GMISX
■ U.S. Core Equity Fund
Class III:	GMUEX	Class IV:	GMRTX
Class V:	GMEQX	Class VI:	GMCQX
■ Emerging Markets Fund
Class II:	GMEMX	Class III:	GMOEX
Class IV:	GMEFX	Class V:	GEMVX
Class VI:	GEMMX

Equity Funds cont.
■ Emerging Countries Fund
Class III:	GMCEX
■ Emerging Domestic Opportunities Fund
Class II:	GEDTX	Class III:	GEDSX
Class IV:	GEDIX	Class V:	GEDOX
Class VI:	GEDFX
■ Taiwan Fund
Class III:	GMOTX
■ Quality Fund
Class III:	GQETX	Class IV:	GQEFX
Class V:	GQLFX	Class VI:	GQLOX
■ Resources Fund
Class III:	GOFIX	Class IV:	GOVIX
Class V:	—	Class VI:	—
■ Risk Premium Fund
Class III:	GMRPX	Class IV:	GMRVX
Class V:	—	Class VI:	GMOKX
■ Alpha Only Fund
Class III:	GGHEX	Class IV:	GAPOX

Fixed Income Funds
■ Global Bond Fund
Class III:	GMGBX
■ International Bond Fund
Class III:	GMIBX
■ Currency Hedged International Bond Fund
Class III:	GMHBX
■ Core Plus Bond Fund
Class III:	GUGAX	Class IV:	GPBFX
■ Emerging Country Debt Fund
Class III:	GMCDX	Class IV:	GMDFX
■ Debt Opportunities Fund
Class III:	—	Class VI:	GMODX
■ Strategic Fixed Income Fund
Class III:	GFITX	Class VI:	GMFIX
■ Asset Allocation International Bond Fund
Class III:	—	Class VI:	—
■ Asset Allocation Bond Fund
Class III:	GMOBX	Class VI:	GABFX
■ U.S. Treasury Fund
Ticker:	GUSTX

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND CODES	inside back cover

ADDITIONAL INFORMATION	back cover
SHAREHOLDER INQUIRIES	back cover
DISTRIBUTOR	back cover

i

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ii

  GMO BENCHMARK-FREE ALLOCATION FUND

Investment objective

Positive total return not “relative” return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class MF
Purchase premium (as a percentage of amount invested)	0.11%	0.11%	0.11%
Redemption fee (as a percentage of amount redeemed)	0.11%	0.11%	0.11%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class MF
Management fee	0.65%[1]	0.65%[1]	0.65%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	N/A
Supplemental support fee	N/A	N/A	0.10%[1]
Other expenses	0.02%	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.36%[2]	0.36%[2]	0.36%[2]
Total annual operating expenses	1.18%	1.13%	1.13%
Expense reimbursement/waiver	(0.28%)[1]	(0.28%)[1]	(0.28%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.90%	0.85%	0.85%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.28%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class III	$114	$427	$763	$1,713	$103	$415	$750	$1,697
Class IV	$109	$412	$737	$1,657	$98	$400	$724	$1,641
Class MF	$109	$412	$737	$1,657	$98	$400	$724	$1,641

* After expense reimbursements/waivers noted in the expense table

** Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 42% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) that the Manager believes offer the most attractive return and risk opportunities. The Manager uses multi-year forecasts of returns and risk for asset classes to determine the Fund’s allocations. The factors considered and investment methods used by the Manager can change over time.

  GMO BENCHMARK-FREE ALLOCATION FUND

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in other GMO Funds (together with Implementation Fund, the “underlying Funds”), principally Alpha Only Fund, Debt Opportunities Fund, Alternative Asset Opportunity Fund, and Emerging Country Debt Fund (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). Implementation Fund is permitted to invest in any asset class. The Fund also may invest in securities or derivatives directly.

The Fund seeks annualized excess returns of 5% (net of fees) above the Consumer Price Index, with annualized volatility of 5-10%, over a complete market cycle. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund is permitted to invest (through Implementation Fund, another underlying Fund or directly) in any asset class, country, or sector and at times may have substantial exposure to a single asset class, country, or sector. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying Funds. The Manager’s ability to shift investments within Implementation Fund and between it and the other underlying Funds is not subject to any limits.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Beginning on January 1, 2012, the Fund has been managed as a standalone investment.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results (including the annualized excess returns the Fund seeks above the Consumer Price Index). The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

  GMO BENCHMARK-FREE ALLOCATION FUND

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO BENCHMARK-FREE ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI World Index, the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index, and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 9.19% (2Q2009)

Lowest Quarter: – 6.90% (4Q2008)

Year-to-Date (as of 3/31/13): 3.88%

Average Annual Total Returns*

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				7/23/03
Return Before Taxes	9.77%	5.08%	N/A	10.89%
Return After Taxes on Distributions	9.62%	3.39%	N/A	8.69%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	3.37%	N/A	8.45%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	– 1.18%	N/A	6.59%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	5.04%	5.64%	N/A	5.58%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.87%	1.81%	N/A	2.45%

* The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO GLOBAL ASSET ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.11%
Redemption fee (as a percentage of amount redeemed)	0.11%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.59%[1]
Total annual operating expenses	0.60%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.59%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.52%, less than 0.01%, and 0.07%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$83	$251	$434	$964	$71	$239	$421	$947

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 29% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the Equity Funds, the Fixed Income Funds, Alternative Asset Opportunity Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). In addition, the Fund may invest in securities and derivatives directly.

The Fund is permitted to invest in non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

  GMO GLOBAL ASSET ALLOCATION FUND

The Manager uses multi-year forecasts of returns and risk among asset classes to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the Equity Funds (excluding, for these purposes, Alpha Only Fund). The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in

  GMO GLOBAL ASSET ALLOCATION FUND

interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL ASSET ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.27% (2Q2003)

Lowest Quarter: – 9.48% (4Q2008)

Year-to-Date (as of 3/31/13): 3.67%

Average Annual Total Returns*

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				6/28/96
Return Before Taxes	10.16%	3.48%	8.71%	7.70%
Return After Taxes on Distributions	9.58%	2.06%	7.20%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	7.05%	2.26%	6.95%	5.63%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.13%	– 1.16%	8.11%	5.39%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.31%
GMO Global Asset Allocation Index (Fund benchmark)	12.07%	1.82%	6.78%	5.09%

* The Fund commenced operations on June 28, 1996 with two classes of shares — Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index, an internally maintained composite index computed by GMO, consisting of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.06%
Redemption fee (as a percentage of amount redeemed)	0.06%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.55%[1]
Total annual operating expenses	0.56%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.55%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.50%, less than 0.01%, and 0.05%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$68	$217	$379	$849	$62	$210	$372	$840

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the Equity Funds, the Fixed Income Funds, Alternative Asset Opportunity Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). In addition, the Fund may invest in securities and derivatives directly. The Fund may have exposure to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

asset classes. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.73% (2Q2009)

Lowest Quarter: – 10.19% (4Q2008)

Year-to-Date (as of 3/31/13): 6.00%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				5/31/05
Return Before Taxes	13.09%	3.51%	N/A	6.93%
Return After Taxes on Distributions	11.41%	2.11%	N/A	5.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.33%	2.42%	N/A	5.38%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	– 1.18%	N/A	4.26%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	N/A	5.46%
GMO Strategic Opportunities Allocation Index (Fund benchmark)	13.01%	0.97%	N/A	4.87%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO GLOBAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.11%
Redemption fee (as a percentage of amount redeemed)	0.11%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.55%[1]
Total annual operating expenses	0.56%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.55%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.52% and 0.03%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$79	$221	$377	$828	$67	$209	$363	$811

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 24% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the Equity Funds (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest in securities and derivatives directly.

The Fund’s primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities, and equities of any market capitalization). Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion

  GMO GLOBAL EQUITY ALLOCATION FUND

ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO GLOBAL EQUITY ALLOCATION FUND

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.79% (2Q2003)

Lowest Quarter: – 15.65% (4Q2008)

Year-to-Date (as of 3/31/13): 5.67%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				11/26/96
Return Before Taxes	14.44%	0.56%	8.92%	8.02%
Return After Taxes on Distributions	13.03%	– 0.46%	7.43%	5.88%
Return After Taxes on Distributions and Sale of Fund Shares	11.14%	0.27%	7.51%	6.05%
MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.13%	– 1.16%	8.11%	5.07%
MSCI ACWI + (Composite index)	16.13%	– 1.28%	6.82%	5.17%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

(formerly known as GMO World Opportunities Equity Allocation Fund)

Investment objective

Total return greater than that of its benchmark, the MSCI World Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.52%[1]
Total annual operating expenses	0.53%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.52%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.50% and 0.02%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$53	$186	$331	$754

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 31% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the Equity Funds (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest in securities and derivatives directly.

The Fund’s primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities, and equities of any market capitalization). Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets (see “Name Policies”). The Fund also may invest in equity investments in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets, measured at the time of purchase. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Manager uses multi-year forecasts of returns and risk among asset classes to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.41% (3Q2010)

Lowest Quarter: – 15.27% (4Q2008)

Year-to-Date (as of 3/31/13): 7.28%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				6/16/05
Return Before Taxes	14.61%	0.40%	N/A	5.40%
Return After Taxes on Distributions	14.04%	– 0.15%	N/A	4.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.20%	0.24%	N/A	4.45%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	– 1.18%	N/A	4.07%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO DEVELOPED WORLD STOCK FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.25%[1]	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.25%[1]	0.25%[1]

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.45%[2]	0.45%[2]
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.11%	0.11%
Total annual operating expenses	0.71%	0.66%
Expense reimbursement/waiver	(0.11%)[2]	(0.11%)[2]
Total annual operating expenses after expense reimbursement/waiver	0.60%	0.55%

1 An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$112	$269	$439	$933	$86	$240	$408	$895
Class IV	$107	$253	$412	$873	$81	$225	$381	$835

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 50% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager uses a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price to historical financial information and forecasted financial information, such as book

  GMO DEVELOPED WORLD STOCK FUND

value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in stocks, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). The Fund also may invest in stocks in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets, measured at the time of purchase. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

  GMO DEVELOPED WORLD STOCK FUND

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.37% (2Q2009)

Lowest Quarter: – 19.92% (4Q2008)

Year-to-Date (as of 3/31/13): 6.08%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				8/1/05
Return Before Taxes	12.36%	– 1.67%	N/A	3.14%
Return After Taxes on Distributions	11.90%	– 2.20%	N/A	2.37%
Return After Taxes on Distributions and Sale of Fund Shares	8.62%	– 1.53%	N/A	2.52%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	– 1.18%	N/A	3.70%
Class IV				9/1/05
Return Before Taxes	12.41%	– 1.62%	N/A	3.06%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	– 1.18%	N/A	3.55%

  GMO DEVELOPED WORLD STOCK FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO GLOBAL FOCUSED EQUITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	2.46%	2.46%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual operating expenses	3.22%	3.17%
Expense reimbursement/waiver	(2.38%)[1]	(2.38%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.84%	0.79%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and approximately 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$86	$769	$1,476	$3,357
Class IV	$81	$754	$1,451	$3,310

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 103% of the average value of its portfolio.

Principal investment strategies

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets, including emerging markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of countries and/or market capitalization ranges. The Fund could experience material losses from a single investment.

The Fund focuses its investments in a limited number of securities that the Manager believes offer the most attractive investment opportunities in U.S. and non-U.S. equity markets. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

  GMO GLOBAL FOCUSED EQUITY FUND

The Manager selects investments using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. The Manager also considers a company’s accounting and governance practices. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The factors considered and investment methods used by the Manager can change over time.

The Fund may hold up to 20% of its assets in cash or cash equivalents. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO GLOBAL FOCUSED EQUITY FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Year Ending December 31

Highest Quarter: 12.11% (1Q2012)

Lowest Quarter: – 5.70% (2Q2012)

Year-to-Date (as of 3/31/13): 1.47%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				12/1/11
Return Before Taxes	20.91%	N/A	N/A	16.76%
Return After Taxes on Distributions	20.34%	N/A	N/A	16.25%
Return After Taxes on Distributions and Sale of Fund Shares	14.00%	N/A	N/A	14.09%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.13%	N/A	N/A	14.13%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
International Active	Drew Spangler (since the Fund’s inception)	Head, International Active Team, GMO.
International Active	Greg Shell (since 2013)	Portfolio Manager, International Active Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI ex USA.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.20%
Redemption fee (as a percentage of amount redeemed)	0.20%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.74%[1]
Total annual operating expenses	0.75%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.74%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.67% and 0.07%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$116	$292	$482	$1,032	$95	$269	$457	$1,002

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 21% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the Equity Funds (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest in securities and derivatives directly.

The Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities, and equities of any market capitalization). Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.94% (2Q2009)

Lowest Quarter: – 20.16% (3Q2008)

Year-to-Date (as of 3/31/13): 2.24%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				10/11/96
Return Before Taxes	16.57%	– 2.57%	11.00%	7.77%
Return After Taxes on Distributions	16.20%	– 3.75%	9.40%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	11.63%	– 2.34%	9.46%	6.19%
MSCI ACWI ex USA (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.83%	– 2.89%	9.74%	5.23%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

(formerly known as GMO International Opportunities Equity Allocation Fund)

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.61%[1]
Total annual operating expenses	0.62%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.61%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.60% and 0.01%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$62	$208	$367	$829

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 17% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the Equity Funds (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest in securities and derivatives directly.

The Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities, and equities of any market capitalization). Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets (see “Name Policies”). The Fund also may invest in equity investments in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets, measured at the time of purchase. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Manager uses multi-year forecasts of returns and risk among asset classes to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 19.55% (2Q2009)

Lowest Quarter: – 18.80% (3Q2008)

Year-to-Date (as of 3/31/13): 4.06%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				6/5/06
Return Before Taxes	17.13%	– 2.64%	N/A	1.81%
Return After Taxes on Distributions	16.67%	– 3.53%	N/A	0.63%
Return After Taxes on Distributions and Sale of Fund Shares	12.00%	– 2.37%	N/A	1.31%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	N/A	0.68%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Investment objective

High after-tax total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.50%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.13%
Total annual operating expenses	0.78%
Expense reimbursement/waiver	(0.11%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.67%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$68	$238	$422	$956

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 54% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index (after tax).

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equity securities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future tax legislation and regulation.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.51% (2Q2009)

Lowest Quarter: – 20.34% (3Q2008)

Year-to-Date (as of 3/31/13): 2.86%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/98
Return Before Taxes	14.68%	– 3.27%	9.46%	6.45%
Return After Taxes on Distributions	14.35%	– 3.61%	8.90%	5.87%
Return After Taxes on Distributions and Sale of Fund Shares	10.46%	– 2.62%	8.58%	5.70%
MSCI EAFE Index (after tax) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.27%	– 4.36%	7.33%	2.71%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	3.43%

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO INTERNATIONAL EQUITY FUND

(formerly known as GMO International Intrinsic Value Fund)

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.04%	0.04%	0.04%
Total annual operating expenses	0.76%	0.69%	0.63%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.72%	0.65%	0.59%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class II	$74	$241	$423	$949
Class III	$66	$219	$385	$866
Class IV	$60	$200	$352	$794

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

  GMO INTERNATIONAL EQUITY FUND

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (“Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO INTERNATIONAL EQUITY FUND

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.40% (2Q2009)

Lowest Quarter: – 19.13% (3Q2011)

Year-to-Date (as of 3/31/13): 2.15%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class II				9/26/96
Return Before Taxes	14.31%	– 4.39%	8.46%	6.25%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.69%	– 4.34%	8.57%	5.28%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	4.27%
Class III				3/31/87
Return Before Taxes	14.43%	– 4.32%	8.53%	7.87%
Return After Taxes on Distributions	14.01%	– 4.87%	7.64%	6.31%
Return After Taxes on Distributions and Sale of Fund Shares	10.21%	– 3.58%	7.64%	6.34%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.69%	– 4.34%	8.57%	6.83%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	5.01%
Class IV				1/9/98
Return Before Taxes	14.47%	– 4.27%	8.60%	6.69%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.69%	– 4.34%	8.57%	5.63%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	4.57%

  GMO INTERNATIONAL EQUITY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since 1998)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

(formerly known as GMO International Core Equity Fund)

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class VI
Management fee	0.38%[1]	0.38%[1]	0.38%[1]
Shareholder service fee	0.15%[1]	0.09%[1]	0.055%[1]
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.58%	0.52%	0.49%
Expense reimbursement/waiver	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.53%	0.47%	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$54	$181	$319	$721
Class IV	$48	$162	$286	$648
Class VI	$45	$152	$269	$611

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 47% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). In addition, under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments of large- and mid-cap companies (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 22.30% (2Q2009)

Lowest Quarter: – 19.92% (3Q2008)

Year-to-Date (as of 3/31/13): 2.88%

Average Annual Total Returns*

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				1/29/02
Return Before Taxes	15.84%	– 3.36%	8.47%	7.52%
Return After Taxes on Distributions	15.45%	– 3.77%	7.85%	6.84%
Return After Taxes on Distributions and Sale of Fund Shares	11.20%	– 2.78%	7.49%	6.56%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	6.30%
Class IV				6/30/03
Return Before Taxes	15.91%	– 3.30%	N/A	7.75%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	N/A	7.63%
Class VI				3/28/06
Return Before Taxes	15.97%	– 3.27%	N/A	1.22%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	N/A	1.03%

* The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund’s annual operating expenses (0.02% higher than those of the Fund).

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.54%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.58%
Total annual operating expenses	1.29%
Expense reimbursement/waiver	(0.60%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.69%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$70	$360	$672	$1,556

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 45% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Equity Fund, International Large/Mid Cap Equity Fund, and International Small Companies Fund (collectively, the “underlying Funds”) and may invest in securities directly.

Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value, and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Manager assesses the currency exposure of the underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO. The Fund also may lend its portfolio securities.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 16.08% (2Q2003)

Lowest Quarter: – 14.82% (3Q2011)

Year-to-Date (as of 3/31/13): 7.48%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				6/30/95
Return Before Taxes	16.51%	– 2.80%	6.84%	7.06%
Return After Taxes on Distributions	15.67%	– 4.87%	4.37%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	11.76%	– 2.95%	5.59%	4.41%
MSCI EAFE Index (Hedged) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.54%	– 3.76%	6.02%	5.47%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	4.67%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 1996)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO FOREIGN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]	0.60%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.09%	0.09%	0.09%
Total annual operating expenses	0.91%	0.84%	0.78%
Expense reimbursement/waiver	(0.07%)[1]	(0.07%)[1]	(0.07%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.84%	0.77%	0.71%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class II	$86	$283	$497	$1,113
Class III	$79	$261	$459	$1,031
Class IV	$73	$242	$426	$960
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 91% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including both developed and emerging countries. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries other than the U.S. (see “Name Policies”).

•

Country/Region selection – The Fund’s country or region weightings relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country or region together with the Manager’s evaluation of the country’s or region’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries or regions relative to the Fund’s benchmark.

•

Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. The Manager also considers a company’s accounting and governance practices. As part of the investment process, the Manager frequently meets with management and/or visits companies.

  GMO FOREIGN FUND

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO FOREIGN FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.67% (2Q2009)

Lowest Quarter: – 19.80% (3Q2011)

Year-to-Date (as of 3/31/13): 2.10%

Average Annual Total Returnsa

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class II				9/30/96
Return Before Taxes	16.21%	– 4.66%	7.94%	6.65%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	4.25%
Class III[b]				8/31/84
Return Before Taxes	16.17%	– 4.60%	8.02%	11.82%
Return After Taxes on Distributions	15.69%	– 5.14%	7.15%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	11.30%	– 3.81%	7.12%	N/Aa
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	9.15%
Class IV				1/9/98
Return Before Taxes	16.28%	– 4.57%	8.07%	6.56%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	– 3.69%	8.21%	4.57%

a Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

  GMO FOREIGN FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
International Active	Drew Spangler (since 2011)	Head, International Active Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO FOREIGN SMALL COMPANIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.70%[1]	0.70%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.10%	0.10%
Total annual operating expenses	0.95%	0.90%
Expense reimbursement/waiver	(0.10%)[1]	(0.10%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.85%	0.80%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$188	$397	$624	$1,276	$136	$341	$563	$1,201
Class IV	$183	$382	$597	$1,218	$131	$326	$536	$1,143

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 56% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to countries other than the U.S. (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the U.S. (see “Name Policies”). The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2013, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $485 million

  GMO FOREIGN SMALL COMPANIES FUND

(Greece) to $10.1 billion (Switzerland) (based on exchange rates as of May 31, 2013). As of May 31, 2013, the publicly traded market capitalization of the largest small company (as defined by the Fund) ranged from approximately $619 million (Egypt) to $36 billion (Switzerland) (based on exchange rates as of May 31, 2013).

•

Country/Region selection – The Fund’s country or region weightings relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country or region together with the Manager’s evaluation of the country’s or region’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries or regions relative to the Fund’s benchmark.

•

Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. The Manager also considers a company’s accounting and governance practices. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a

  GMO FOREIGN SMALL COMPANIES FUND

security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.25% (2Q2009)

Lowest Quarter: – 24.05% (3Q2008)

Year-to-Date (as of 3/31/13): 7.03%

Average Annual Total Returnsa

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III[b]				1/4/95
Return Before Taxes	21.35%	0.53%	13.32%	10.91%
Return After Taxes on Distributions	21.24%	0.19%	11.76%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	14.29%	0.47%	11.61%	N/Aa
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	18.55%	– 1.26%	12.16%	6.62%
Class IVc				6/14/02
Return Before Taxes	21.58%	0.57%	13.37%	11.56%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	18.55%	– 1.26%	12.16%	9.98%

a Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

c For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

  GMO FOREIGN SMALL COMPANIES FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
International Active	Drew Spangler (since 2011)	Head, International Active Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO INTERNATIONAL SMALL COMPANIES FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.60%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.18%
Total annual operating expenses	0.93%
Expense reimbursement/waiver	(0.17%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.76%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$179	$384	$606	$1,246	$127	$328	$546	$1,172

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 76% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Small Cap Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes

  GMO INTERNATIONAL SMALL COMPANIES FUND

and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2013, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $6.0 billion. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could

  GMO INTERNATIONAL SMALL COMPANIES FUND

adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 32.07% (2Q2009)

Lowest Quarter: – 21.36% (3Q2011)

Year-to-Date (as of 3/31/13): 8.69%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				10/14/91
Return Before Taxes	22.75%	– 0.45%	13.52%	9.16%
Return After Taxes on Distributions	21.81%	– 1.14%	10.63%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	15.47%	– 0.55%	11.28%	7.30%
MSCI EAFE Small Cap Index (Fund benchmark) (returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)	20.00%	– 0.86%	11.93%	N/A
MSCI EAFE Small Cap + Index (Composite index)	20.00%	– 0.85%	12.39%	6.55%

  GMO INTERNATIONAL SMALL COMPANIES FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since 1998)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO U.S. CORE EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.31%[1]	0.31%[1]	0.31%[1]	0.31%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.03%	0.03%	0.03%	0.03%
Total annual operating expenses	0.49%	0.44%	0.43%	0.40%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.46%	0.41%	0.40%	0.37%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$47	$154	$271	$613
Class IV	$42	$138	$243	$552
Class V	$41	$135	$238	$539
Class VI	$38	$125	$221	$502

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 79% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund may invest in companies of any market capitalization.

  GMO U.S. CORE EQUITY FUND

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. CORE EQUITY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 16.59% (2Q2003)

Lowest Quarter: – 16.34% (4Q2008)

Year-to-Date (as of 3/31/13): 11.44%

Average Annual Total Returns*

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				9/18/85
Return Before Taxes	12.81%	2.31%	6.02%	10.71%
Return After Taxes on Distributions	12.46%	2.03%	5.45%	8.09%
Return After Taxes on Distributions and Sale of Fund Shares	8.78%	1.93%	5.16%	8.14%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	10.39%
Class IV				1/9/98
Return Before Taxes	12.88%	2.37%	6.07%	5.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	4.79%
Class VI				6/30/03
Return Before Taxes	12.87%	2.41%	N/A	5.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	N/A	6.24%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since 2009)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO EMERGING MARKETS FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%	0.80%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]
Shareholder service fee	0.22%[2]	0.15%[2]	0.105%[2]	0.085%[2]	0.055%[2]
Other expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Acquired fund fees and expenses (underlying fund expenses)	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]
Total annual operating expenses	1.11%	1.04%	1.00%	0.98%	0.95%
Expense reimbursement/waiver	(0.03%)[2]	(0.01%)[2]	(0.01%)[2]	(0.04%)[2]	(0.04%)[2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.08%	1.03%	0.99%	0.94%	0.91%

1 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses and state and federal registration fees. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. In addition, the Manager has agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

3 These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class II	$272	$516	$780	$1,534	$189	$427	$684	$1,418
Class III	$267	$496	$745	$1,457	$184	$407	$648	$1,340
Class IV	$263	$484	$724	$1,411	$180	$395	$627	$1,294
Class V	$258	$475	$710	$1,386	$175	$386	$613	$1,268
Class VI	$255	$466	$694	$1,352	$172	$376	$597	$1,233

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 119% of the average value of its portfolio.

  GMO EMERGING MARKETS FUND

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager expects that the Fund will have a value bias relative to its benchmark.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

  GMO EMERGING MARKETS FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO EMERGING MARKETS FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.90% (2Q2009)

Lowest Quarter: – 30.50% (4Q2008)

Year-to-Date (as of 3/31/13): – 2.79%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class IIa				11/29/96
Return Before Taxes	14.37%	– 2.69%	16.57%	10.00%
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	– 0.56%	17.50%	8.54%
Class III				12/9/93
Return Before Taxes	14.36%	– 2.64%	16.65%	9.22%
Return After Taxes on Distributions	14.25%	– 3.83%	14.49%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares	10.02%	– 2.24%	14.74%	7.83%
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	– 0.56%	17.50%	7.02%
Class IV				1/9/98
Return Before Taxes	14.47%	– 2.58%	16.71%	11.69%
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	– 0.56%	17.50%	11.13%
Class Vb				8/4/03
Return Before Taxes	14.55%	– 2.54%	N/A	15.28%
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	– 0.56%	N/A	16.07%
Class VI				6/30/03
Return Before Taxes	14.56%	– 2.52%	N/A	15.65%
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	– 0.56%	N/A	16.55%

a For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual operating expenses during such periods upward by the current differential between “Total annual operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).

b For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO EMERGING COUNTRIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.65%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.59%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual operating expenses	1.40%
Expense reimbursement/waiver	(0.21%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.19%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$121	$422	$746	$1,662

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 108% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager expects that the Fund will have a value bias relative to its benchmark. In general, the Fund typically invests in companies with larger market capitalizations than does Emerging Markets Fund.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

  GMO EMERGING COUNTRIES FUND

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO EMERGING COUNTRIES FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.14% (2Q2009)

Lowest Quarter: – 31.38% (4Q2008)

Year-to-Date (as of 3/31/13): – 3.18%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				8/29/97
Return Before Taxes	15.09%	– 2.76%	16.36%	9.70%
Return After Taxes on Distributions	15.05%	– 3.35%	14.15%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	10.48%	– 2.23%	14.38%	8.37%
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	– 0.56%	17.50%	8.78%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.13%	0.14%	0.14%	0.13%	0.13%
Acquired fund fees and expenses (underlying fund expenses)	0.06%[2]	0.06%[2]	0.06%[2]	0.06%[2]	0.06%[2]
Total annual operating expenses	1.16%	1.10%	1.06%	1.03%	1.00%
Expense reimbursement/waiver	(0.03%)[1]	(0.04%)[1]	(0.04%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.13%	1.06%	1.02%	1.00%	0.97%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and 0.05%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class II	$277	$531	$806	$1,591	$194	$443	$710	$1,475
Class III	$270	$512	$774	$1,522	$187	$423	$678	$1,406
Class IV	$266	$500	$753	$1,477	$183	$411	$656	$1,360
Class V	$264	$491	$738	$1,444	$181	$402	$641	$1,327
Class VI	$261	$482	$722	$1,410	$178	$393	$625	$1,292

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 247% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policies”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

The Manager primarily uses fundamental analysis to evaluate and select countries, sectors, and companies that it believes are likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund may make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class II Shares

Year Ending December 31

Highest Quarter: 12.66% (1Q2012)

Lowest Quarter: – 3.58% (2Q2012)

Year-to-Date (as of 3/31/13): 5.40%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class II				3/24/11
Return Before Taxes	23.09%	N/A	N/A	7.94%
Return After Taxes on Distributions	22.84%	N/A	N/A	7.78%
Return After Taxes on Distributions and Sale of Fund Shares	14.60%	N/A	N/A	6.61%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.22%	N/A	N/A	– 1.38%
Class VI				9/19/11
Return Before Taxes	23.27%	N/A	N/A	13.73%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.22%	N/A	N/A	11.14%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Sub-Adviser: GMO Singapore Pte. Limited (“GMO Singapore”)

Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.
Emerging Markets	Amit Bhartia (since the Fund’s inception)	Member, Emerging Markets Team, GMO Singapore.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO TAIWAN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI Taiwan Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.15%
Redemption fee (as a percentage of amount redeemed)	0.45%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.81%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.42%
Acquired fund fees and expenses (underlying fund expenses)	0.01%
Total annual operating expenses (Fund and underlying fund expenses)	1.39%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$203	$504	$828	$1,745	$156	$454	$774	$1,681

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 156% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies doing business in or otherwise tied economically to Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility, the Manager’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

  GMO TAIWAN FUND

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments.

In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment, and fluctuations in inflation. Currency devaluations in any one country can have a significant effect on the entire region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO TAIWAN FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including ETFs) will not perform as expected.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.85% (3Q2010)

Lowest Quarter: – 23.74% (4Q2008)

Year-to-Date (as of 3/31/13): 1.47%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				10/4/02
Return Before Taxes	10.95%	2.96%	8.69%	8.49%
Return After Taxes on Distributions[a]	10.82%	2.48%	7.38%	7.21%
Return After Taxes on Distributions and Sale of Fund Shares[a]	8.20%	2.66%	7.43%	7.26%
MSCI Taiwan Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.68%	1.54%	8.73%	9.59%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

  GMO TAIWAN FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO QUALITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.33%[1]	0.33%[1]	0.33%[1]	0.33%[1]
Shareholder service fee	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.50%	0.46%	0.44%	0.41%
Expense reimbursement/waiver	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.48%	0.44%	0.42%	0.39%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$49	$158	$278	$626
Class IV	$45	$146	$256	$577
Class V	$43	$139	$244	$553
Class VI	$40	$130	$228	$516

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes to be of high quality.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including, in particular, high profitability, stable profitability, and low leverage.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size,

  GMO QUALITY FUND

market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold shares in fewer than 100 companies. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to any country in the world, including emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

  GMO QUALITY FUND

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in the Fund’s principal investment strategies, effective June 1, 2009.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.53% (3Q2010)

Lowest Quarter: – 13.13% (4Q2008)

Year-to-Date (as of 3/31/13): 10.43%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				2/6/04
Return Before Taxes	12.00%	3.72%	N/A	4.39%
Return After Taxes on Distributions	10.25%	3.22%	N/A	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	3.19%	N/A	3.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	N/A	4.65%
Class IV				2/6/04
Return Before Taxes	11.99%	3.77%	N/A	4.42%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	N/A	4.65%
Class V				12/8/06
Return Before Taxes	12.07%	3.79%	N/A	4.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	N/A	2.38%
Class VI				12/8/06
Return Before Taxes	12.05%	3.82%	N/A	4.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	N/A	2.38%

  GMO QUALITY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Thomas Hancock (since 2009)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO RESOURCES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.30%	0.30%	0.30%	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%	0.30%	0.30%	0.30%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.85%	0.85%	0.85%	0.85%
Total annual operating expenses	1.50%	1.45%	1.44%	1.41%
Expense reimbursement/waiver	(0.73%)[1]	(0.73%)[1]	(0.73%)[1]	(0.73%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.77%	0.72%	0.71%	0.68%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$140	$467	$817	$1,806	$108	$433	$781	$1,763
Class IV	$135	$451	$791	$1,750	$103	$418	$755	$1,708
Class V	$133	$446	$781	$1,729	$102	$413	$745	$1,686
Class VI	$130	$437	$765	$1,696	$99	$403	$729	$1,653

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 51% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI ACWI Commodity Producers Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate

  GMO RESOURCES FUND

individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund may invest in companies of any market capitalization.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Natural Resources Risk – By concentrating its investments in the natural resources sector, the Fund is particularly exposed to adverse developments, including adverse price movements, affecting issuers in that sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell and that can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations, energy conservation, and the success of exploration projects. Because the Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate more than if the Fund had a broader range of investments.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. In particular, the Fund is subject to the risk that the Manager will identify a segment of the natural resources sector that will appreciate but that the Fund will not be able to benefit from that appreciation because the Manager is not able to gain exposure to that segment or because the Manager invests in companies whose security valuations do not correlate with that segment of the natural resources sector. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses

  GMO RESOURCES FUND

and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund’s concentration in the natural resources sector makes the Fund’s net asset value particularly susceptible to economic, market, political, and other developments affecting the natural resources sector.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO RESOURCES FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI and the MSCI ACWI Commodity Producers. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Year Ending December 31

Highest Quarter: 8.49% (1Q2012)

Lowest Quarter: – 9.50% (2Q2012)

Year-to-Date (as of 3/31/13): – 3.38%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/11
Return Before Taxes	9.64%	N/A	N/A	10.99%
Return After Taxes on Distributions	9.15%	N/A	N/A	10.50%
Return After Taxes on Distributions and Sale of Fund Shares	6.31%	N/A	N/A	9.07%
MSCI ACWI Commodity Producers (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	1.96%	N/A	N/A	3.29%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.13%	N/A	N/A	17.25%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO RISK PREMIUM FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.45%[1]	0.45%[1]	0.45%[1]	0.45%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.04%[2]	0.04%[2]	0.04%[2]	0.04%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2,3]	0.01%[2,3]	0.01%[2,3]	0.01%[2,3]
Total annual operating expenses	0.65%[2]	0.60%[2]	0.59%[2]	0.56%[2]
Expense reimbursement/waiver	(0.04%)[1,2]	(0.04%)[1,2]	(0.04%)[1,2]	(0.04%)[1,2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.61%[2]	0.56%[2]	0.55%[2]	0.52%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an estimate based on the operating expenses incurred during the Fund’s initial fiscal year.

3 The amounts have been restated to reflect current fees of certain underlying funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$97	$240	$81	$223
Class IV	$92	$224	$76	$207
Class V	$91	$221	$75	$204
Class VI	$88	$211	$72	$194

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from November 15, 2012 to February 28, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective primarily by causing the Fund to sell (write) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices.

The Manager uses a proprietary indicator to determine the Fund’s put-writing allocations among stock indices, depending on the relative assessment of premiums available. The Fund’s portfolio allocations are based on the relative attractiveness of each index in

  GMO RISK PREMIUM FUND

conjunction with other factors such as the liquidity available in each index’s options markets. The Manager expects the Fund to sell put options on a number of stock indices but, from time to time, the Fund may have substantial exposures to a relatively small number of U.S. and international stock indices. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (ETFs). The Fund may purchase and sell exchange-traded and over-the-counter (OTC) options, including options that are cash-settled as well as physically settled. The Fund may purchase and sell options and other securities tied economically to any country in the world, including emerging countries.

The Manager expects that the Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them. The Manager, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss that the Fund might sustain upon the assignment or exercise of an option sold by the Fund.

The factors considered and investment methods used by the Manager can change over time.

For collateral and cash management purposes, the Fund will invest a substantial portion of its assets in shares of U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – Because of the Fund’s emphasis on selling put options on stock indices, the Fund’s shares are expected to decline in value when those indices decline in value. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly.

•

Options Risk – The market price of options written by the Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. A liquid market may not exist when the Fund seeks to close out an option position. If the Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to a relatively small number of stock indices, the Fund is subject to focused investment risk.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than

  GMO RISK PREMIUM FUND

similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of investments denominated in non-U.S. currencies.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.

•

Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments. To the extent that the Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO ALPHA ONLY FUND

Investment objective

Total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.43%[2]	0.43%[2]
Total annual operating expenses	1.10%	1.05%
Expense reimbursement/waiver	(0.44%)[1]	(0.44%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.66%	0.61%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.43% and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$67	$312	$577	$1,333
Class IV	$62	$297	$550	$1,275

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 104% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund may invest in securities directly or in shares of the Equity Funds and Emerging Country Debt Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”).

To gain short investment exposure, the Fund may use over-the-counter (OTC) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities, including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

  GMO ALPHA ONLY FUND

The Manager uses multi-year forecasts of returns and risk among asset classes to determine the Fund’s long and short positions. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund or those underlying Funds may affect the Fund’s or an underlying Fund’s performance more than if the Fund or the underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. In addition, the value of the Fund’s shares will be adversely affected if the equities that are the subject of the Fund’s short positions appreciate in value.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. The Fund and some underlying Funds are not limited in their use of derivatives or in the absolute face value of their derivative positions. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO ALPHA ONLY FUND

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

  GMO ALPHA ONLY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 5.32% (4Q2008)

Lowest Quarter: – 4.81% (2Q2009)

Year-to-Date (as of 3/31/13): – 0.33%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/94
Return Before Taxes	– 1.21%	0.49%	2.34%	3.91%
Return After Taxes on Distributions	– 1.15%	– 3.62%	0.05%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares	– 0.62%	– 1.31%	1.05%	2.20%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.07%	0.45%	1.69%	3.07%
Class IV				3/2/06
Return Before Taxes	– 1.15%	0.53%	N/A	1.79%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.07%	0.45%	N/A	1.59%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 1996)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO GLOBAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.19%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.15%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]
Total annual operating expenses	0.53%
Expense reimbursement/waiver	(0.10%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$166	$300	$689
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 42% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may not be related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

  GMO GLOBAL BOND FUND

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and money market funds that are unaffiliated with GMO; and

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments).

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.8 years as of 5/31/13). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

  GMO GLOBAL BOND FUND

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL BOND FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.84% (3Q2009)

Lowest Quarter: – 12.70% (4Q2008)

Year-to-Date (as of 3/31/13): 0.95%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/95
Return Before Taxes	7.19%	6.15%	6.88%	6.38%
Return After Taxes on Distributions	6.65%	4.08%	4.28%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	4.00%	4.31%	3.84%
J.P. Morgan GBI Global (reflects no deduction for fees, expenses, or taxes)	1.30%	5.70%	6.20%	5.69%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex U.S.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.28%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.04%[3]
Total annual operating expenses	0.72%
Expense reimbursement/waiver	(0.28%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.28% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$45	$209	$386	$901

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 21% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may not be related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

  GMO INTERNATIONAL BOND FUND

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and money market funds that are unaffiliated with GMO; and

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments).

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.4 years as of 5/31/13). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

  GMO INTERNATIONAL BOND FUND

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO INTERNATIONAL BOND FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 12.33% (3Q2009)

Lowest Quarter: – 12.23% (4Q2008)

Year-to-Date (as of 3/31/13): 0.86%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				12/22/93
Return Before Taxes	6.74%	5.50%	6.83%	7.02%
Return After Taxes on Distributions	5.85%	1.76%	3.32%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares	4.35%	2.39%	3.73%	4.07%
J.P. Morgan GBI Global ex U.S. (reflects no deduction for fees, expenses, or taxes)	0.85%	5.72%	6.60%	6.08%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex Japan ex U.S. (Hedged).

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.26%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]
Total annual operating expenses	0.70%
Expense reimbursement/waiver	(0.27%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense) and indirect interest expense were approximately 0.03% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$201	$372	$867

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may not be related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., United Kingdom) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by the Manager can change over time.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and money market funds that are unaffiliated with GMO; and

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments).

The Fund generally attempts to hedge at least 75% of its net non-U.S. currency exposure into U.S. dollars.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.0 years as of 5/31/13). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.23% (3Q2009)

Lowest Quarter: – 11.09% (4Q2008)

Year-to-Date (as of 3/31/13): 2.30%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				9/30/94
Return Before Taxes	11.34%	6.64%	5.59%	8.20%
Return After Taxes on Distributions	9.74%	4.36%	3.72%	4.92%
Return After Taxes on Distributions and Sale of Fund Shares	7.37%	4.28%	3.68%	5.00%
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	8.07%	5.97%	5.02%	7.11%
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) + (Composite index)	8.07%	5.97%	5.11%	7.06%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO CORE PLUS BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.12%	0.12%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]	0.04%[2]
Total annual operating expenses	0.56%	0.51%
Expense reimbursement/waiver	(0.13%)[1]	(0.13%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%	0.38%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense) and indirect interest expense were approximately 0.03% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$177	$322	$745
Class IV	$39	$161	$295	$684

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 135% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by the Manager can change over time.

  GMO CORE PLUS BOND FUND

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and money market funds that are unaffiliated with GMO; and

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments).

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.5 years as of 5/31/13). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO CORE PLUS BOND FUND

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO CORE PLUS BOND FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.12% (3Q2009)

Lowest Quarter: – 15.24% (4Q2008)

Year-to-Date (as of 3/31/13): 3.42%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				4/30/97
Return Before Taxes	9.98%	5.80%	5.44%	6.09%
Return After Taxes on Distributions	8.28%	2.03%	2.57%	3.22%
Return After Taxes on Distributions and Sale of Fund Shares	6.46%	2.58%	2.90%	3.45%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.26%
Class IV				7/26/05
Return Before Taxes	9.85%	5.82%	N/A	4.74%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	N/A	5.61%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO EMERGING COUNTRY DEBT FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.35%[1]	0.35%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.12%[2]	0.12%[2]
Total annual operating expenses	0.62%	0.57%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.10% and 0.02%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$165	$304	$456	$897	$113	$248	$394	$820
Class IV	$160	$288	$428	$837	$108	$232	$367	$760

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 36% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt of emerging countries that is issued by a sovereign or its instrumentalities outside the country of the issuer and usually is denominated in the currency of the country in which it is issued (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. In general, the Fund considers “emerging countries” to be the countries included in the Fund’s benchmark, as well as other countries with similar national income characteristics.

The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund maintains a substantial portion of its assets either through direct holdings or indirectly through derivatives in below investment grade debt investments (commonly referred to as “junk bonds”). Those investments have speculative characteristics and are riskier than investment grade debt investments. Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

  GMO EMERGING COUNTRY DEBT FUND

The Manager emphasizes a bottom-up approach to select debt issued by sovereign and quasi-sovereign entities, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. The Manager also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance the Fund’s portfolio. The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter (OTC) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also has direct and indirect holdings in U.S. asset-backed securities. The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The Manager normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.1 years as of 5/31/13). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

  GMO EMERGING COUNTRY DEBT FUND

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO EMERGING COUNTRY DEBT FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 20.29% (3Q2009)

Lowest Quarter: – 23.39% (4Q2008)

Year-to-Date (as of 3/31/13): – 0.10%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				4/19/94
Return Before Taxes	25.46%	11.18%	14.87%	16.96%
Return After Taxes on Distributions	21.96%	7.30%	10.43%	11.11%
Return After Taxes on Distributions and Sale of Fund Shares	16.46%	7.12%	10.27%	11.06%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	18.54%	10.47%	11.56%	12.22%
J.P. Morgan EMBI Global + (Composite index)	18.54%	10.47%	11.56%	12.13%
Class IV				1/9/98
Return Before Taxes	25.58%	11.24%	14.94%	13.32%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	18.54%	10.47%	11.56%	10.40%
J.P. Morgan EMBI Global + (Composite index)	18.54%	10.47%	11.56%	10.30%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Thomas Cooper (since the Fund’s inception)	Portfolio Manager, Fixed Income Team, GMO.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO DEBT OPPORTUNITIES FUND

(formerly known as GMO Short-Duration Collateral Fund)

Investment objective

Positive total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Total annual operating expenses	0.43%	0.34%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.40%	0.31%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least March 1, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$220	$327	$639	$81	$174	$277	$577
Class VI	$113	$192	$277	$529	$72	$146	$227	$466

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to

  GMO DEBT OPPORTUNITIES FUND

heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, the Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

In selecting debt investments for the Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see “Name Policies”).

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

  GMO DEBT OPPORTUNITIES FUND

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including exchange-traded funds) will not perform as expected.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

  GMO DEBT OPPORTUNITIES FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class VI Shares*

Years Ending December 31

Highest Quarter: 4.69% (3Q2012)

Lowest Quarter: 0.11% (2Q2013)

Average Annual Total Returns*

Periods Ending December 31, 2013

	1 Year	5 Years	10 Years	Incept.
Class VI				10/3/11
Return Before Taxes	4.91%	N/A	N/A	7.32%
Return After Taxes on Distributions	3.47%	N/A	N/A	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	3.00%	N/A	N/A	5.30%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.40%	N/A	N/A	0.61%

* The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) that had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.” Performance of the Fund through February 11, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO STRATEGIC FIXED INCOME FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.20%	0.20%
Redemption fee (as a percentage of amount redeemed)	0.20%	0.20%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]	0.04%[2]
Total annual operating expenses	0.46%	0.37%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.42%	0.33%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$84	$195	$316	$670	$63	$172	$291	$639
Class VI	$75	$166	$266	$560	$54	$143	$241	$529

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in other funds or accounts managed by GMO’s Asset Allocation Team. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction. The factors considered and investment methods used by the Manager can change over time.

  GMO STRATEGIC FIXED INCOME FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (commonly referred to as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds;

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.

The Fund has substantial holdings of Debt Opportunities Fund (a Fund that invests primarily in asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Overlay Fund, Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to asset-backed securities). The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

As a result primarily of its investment in Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

  GMO STRATEGIC FIXED INCOME FUND

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO STRATEGIC FIXED INCOME FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.76% (2Q2009)

Lowest Quarter: – 17.50% (4Q2008)

Year-to-Date (as of 3/31/13): 2.23%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				7/13/06
Return Before Taxes	7.57%	4.72%	N/A	4.20%
Return After Taxes on Distributions	4.42%	2.90%	N/A	2.32%
Return After Taxes on Distributions and Sale of Fund Shares	4.74%	2.91%	N/A	2.44%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.82%	1.45%	N/A	2.39%
Class VI				5/31/06
Return Before Taxes	7.63%	4.81%	N/A	4.25%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.82%	1.45%	N/A	2.44%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation (overall management and strategic direction)	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex U.S.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.18%[2]	0.18%[2]
Total annual operating expenses	0.58%[2]	0.49%[2]
Expense reimbursement/waiver	(0.18%)[1,2]	(0.18%)[1,2]
Total annual operating expenses after expense reimbursement/waiver	0.40%[2]	0.31%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$59	$186
Class VI	$50	$157

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in other funds or accounts managed by GMO’s Asset Allocation Team. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction. The factors considered and investment methods used by the Manager can change over time.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

non-U.S. government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

•

inflation indexed bonds issued by non-U.S. governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to asset-backed securities). The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Currency Risk – Fluctuations in exchange rates will adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation (overall management and strategic direction)	Sam Wilderman (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO ASSET ALLOCATION BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.08%	0.07%
Total annual operating expenses	0.48%	0.38%
Expense reimbursement/waiver	(0.08%)[1]	(0.07%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.40%	0.31%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$41	$146	$261	$596
Class VI	$32	$115	$206	$474

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 233% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in other funds or accounts managed by GMO’s Asset Allocation Team. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction. The factors considered and investment methods used by the Manager can change over time.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

  GMO ASSET ALLOCATION BOND FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to asset-backed securities). The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their

  GMO ASSET ALLOCATION BOND FUND

payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO ASSET ALLOCATION BOND FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 1.94% (1Q2011)

Lowest Quarter: – 0.36% (4Q2010)

Year-to-Date (as of 3/31/13): 0.04%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
Class III				3/27/09
Return Before Taxes	0.55%	N/A	N/A	4.36%
Return After Taxes on Distributions	0.16%	N/A	N/A	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	0.35%	N/A	N/A	2.75%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.07%	N/A	N/A	0.11%
Class VI				3/18/09
Return Before Taxes	0.68%	N/A	N/A	4.60%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.07%	N/A	N/A	0.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation (overall management and strategic direction)	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team, GMO.
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

  GMO U.S. TREASURY FUND

Investment objective

Liquidity and safety of principal with current income as a secondary objective.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.08%[1]
Other expenses	0.02%
Total annual operating expenses	0.10%
Expense reimbursement/waiver	(0.02%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.08%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund	$8	$30	$54	$126

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

The Fund also may enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. The Fund also may invest in money market funds that are unaffiliated with GMO.

Although the fixed income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

  GMO U.S. TREASURY FUND

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. The factors considered and investment methods used by the Manager can change over time.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, primarily rising interest rates.

•

Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in securities from issuers, sectors, or industries with high positive correlations to one another, such as the Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government, creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 0.07% (2Q2010)

Lowest Quarter: – 0.02% (1Q2010)

Year-to-Date (as of 3/31/13): 0.03%

Average Annual Total Returns

Periods Ending December 31, 2012

	1 Year	5 Years	10 Years	Incept.
				3/17/09
Return Before Taxes	0.10%	N/A	N/A	0.15%
Return After Taxes on Distributions	0.07%	N/A	N/A	0.10%
Return After Taxes on Distributions and Sale of Fund Shares	0.07%	N/A	N/A	0.10%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.07%	N/A	N/A	0.11%

  GMO U.S. TREASURY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Fixed Income	Marc Seidner (since March 2014*)	Head, Fixed Income Team, GMO.

* Prior to March 4, 2014, Thomas Cooper (Portfolio Manager, Fixed Income Team, GMO) is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fund.

Additional Information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 134 of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business (and, in the case of a Fixed Income Fund, on days when the U.S. bond markets also are open for business, and, in the case of Taiwan Fund, on days when the Taiwan Stock Exchange (“TSE”) also is open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf.

Except for Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on its meeting either (i) the minimum “Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. Mutual funds that wish to invest in shares of Benchmark-Free Allocation Fund and wish to receive supplemental support services are eligible to purchase its Class MF shares. No minimum initial investment is required to purchase Class MF shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum Investment Criteria for Class Eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment
Funds Offering Class II Shares	All Funds	N/A	$10 million
Funds Offering Class III Shares	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)
	International Equity Fund Foreign Fund	N/A	$35 million
	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A
	All Other Funds	N/A	$10 million
Funds Offering Class IV Shares	All Funds	$125 million	$250 million
Funds Offering Class V Shares	All Funds	$250 million	$500 million
Funds Offering Class VI Shares	All Funds	$300 million	$750 million

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment
U.S. Treasury Fund	N/A	$10 million

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and, in the case of a Fixed Income Fund, on days when the U.S. bond markets also are open for business, and, in the case of Taiwan Fund, on days when the TSE also is open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail, facsimile, or e-mail (and with respect to purchase order forms, by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Tax information

The Funds expect to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions generally are taxable to shareholders as ordinary income or capital gains, unless they are entities exempt from income tax or are investing through a tax-advantaged account. Shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Financial intermediary compensation

If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.    The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of the Trust listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered by this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.    The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only International Equity Fund and U.S. Core Equity Fund have investment objectives that are fundamental. Neither the Funds nor the Manager guarantee that the Funds will be able to achieve their investment objective.

Tax Consequences and Portfolio Turnover.    Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds generally are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at certain times. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs and create additional taxable income and gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Certain Definitions.    When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments,” “equity securities,” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts; (ii) the term “total return” includes capital appreciation and income; and (iii) the term “emerging countries” (except for Foreign Fund and Emerging Countries Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.

Investments in U.S. Treasury Fund and Unaffiliated Money Market Funds.    Each of the Funds may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Benchmarks.    Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. Neither the Funds nor the Manager can provide any assurance that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information.    The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.    The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 28, 2013. A Fund may invest in other GMO Funds as well as exchange-traded funds (“ETFs”) and other pooled investment vehicles (collectively, the “underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses generally are based on expenses incurred by the Fund for the fiscal year ended February 28, 2013, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests.

Fee and Expense Examples.    The expense example under “Example” included in each Fund’s summary assumes that a shareholder reinvests all dividends and distributions.

Fixed Income Funds.    The Fixed Income Funds invest substantially all of their assets in fixed income securities. As previously noted, investing includes indirect investments through other GMO Funds. For purposes of this Prospectus, the terms “fixed income securities,” “fixed income investments,” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Some Fixed Income Funds also may invest in sovereign debt, which is a type of fixed income security issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt.

Credit Quality.    For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”) and the term “below investment grade” refers to any rating below Baa3/P-2 by Moody’s or below BBB-/A-2 by S&P. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have comparable credit qualities.

Duration.    For purposes of this Prospectus, the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security. The Manager employs a variety of techniques to adjust the sensitivity of a Fixed Income Fund’s net asset value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Fixed Income Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Fixed Income Fund’s summary section provides the Fund’s dollar-weighted average interest rate duration. The Manager estimates that duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor is required to prepay principal and/or interest on a fixed income security and the payments are not denominated in U.S. dollars. The Manager may significantly alter the duration of a Fund through the use of derivatives.

Investments in Other Funds.    Many of the Fixed Income Funds invest in other GMO Funds. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Fixed Income Funds may invest in Emerging Country Debt Fund, Debt Opportunities Fund, U.S. Treasury Fund, GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), and GMO World Opportunity Overlay Fund (“Overlay Fund”). For information regarding High Quality Fund and Overlay Fund, which are not offered by this Prospectus, see “Investment in Other GMO Funds” beginning on page 207 of this Prospectus.

Asset Allocation Funds.    The Multi-Asset Class Funds, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund and Alpha Only Fund (collectively, the “Asset Allocation Funds”) invest primarily in other GMO Funds (“underlying Funds”). As a result, the Asset Allocation Funds are exposed to all of the risks of the underlying Funds in which they invest. As described in this Prospectus, several of the underlying Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. In addition, Benchmark-Free Allocation Fund typically invests a substantial portion of its assets in GMO Implementation Fund (“Implementation Fund”), and the Multi-Asset Class Funds may invest in or hold shares of GMO Alternative Asset Opportunity Fund (“AAOF”), High Quality Fund, GMO Special Situations Fund (“SSF”), and/or Overlay Fund, which are series of GMO Trust not offered by this Prospectus. For more information regarding AAOF, High Quality Fund, Implementation Fund, SSF, and Overlay Fund, see “Investment in Other GMO Funds” beginning on page 207 of this Prospectus.

When used in the Asset Allocation Fund summaries, references to the Equity Funds and/or the Fixed Income Funds include the GMO Funds listed under those headings on the front cover of this Prospectus (excluding, in the case of the Equity Funds, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, and International Developed Equity Allocation Fund).

Temporary Defensive Positions.    The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The Multi-Asset Class Funds (other than Benchmark-Free Allocation Fund) and the Equity Funds (other than Global Focused Equity Fund and Quality Fund) normally do not take temporary defensive positions.

Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments.

If deemed prudent by the Manager, the Fixed Income Funds (other than U.S. Treasury Fund) may take temporary defensive positions. Many of the Fixed Income Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.    See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Multi- Asset Class Funds			Equity Funds
	Benchmark-Free Allocation Fund	Global Asset Allocation Fund	Strategic Opportunities Allocation Fund	Global Equity Allocation Fund	Global Developed Equity Allocation Fund	Developed World Stock Fund	Global Focused Equity Fund	International Equity Allocation Fund	International Developed Equity Allocation Fund	Tax-Managed International Equities Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Currency Hedged International Equity Fund	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund	U.S. Core Equity Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Taiwan Fund	Quality Fund	Resources Fund	Risk Premium Fund	Alpha Only Fund
Market Risk — Equities	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk — Fixed Income Investments	•	•	•	•	•			•	•															•	•
Market Risk — Asset- Backed Securities	•	•	•	•	•			•	•																•
Credit Risk	•	•	•	•	•			•	•															•	•
Liquidity Risk	•	•	•	•	•		•	•	•	•			•	•	•	•		•	•	•	•		•	•	•
Smaller Company Risk	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•		•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Short Sales Risk	•	•	•	•	•			•	•																•
Natural Resources Risk	•	•	•	•	•			•	•														•		•
Commodities Risk	•	•	•	•	•			•	•														•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Options Risk	•	•	•	•	•			•	•															•
Fund of Funds Risk	•	•	•	•	•			•	•				•					•	•	•	•				•
Non- Diversified Funds	•	•	•	•	•	•	•	•	•	•			•	•				•	•	•	•	•	•	•	•

Fixed Income Funds
	Global Bond Fund	International Bond Fund	Currency Hedged International Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	Debt Opportunities Fund	Strategic Fixed Income Fund	Asset Allocation International Bond Fund	Asset Allocation Bond Fund	U.S. Treasury Fund
Market Risk — Equities
Market Risk — Fixed Income Investments	•	•	•	•	•	•	•	•	•	•
Market Risk — Asset-Backed Securities	•	•	•	•	•	•	•	•	•
Credit Risk	•	•	•	•	•	•	•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•
Smaller Company Risk
Derivatives Risk	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•
Short Sales Risk
Natural Resources Risk
Commodities Risk
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•
Options Risk
Fund of Funds Risk	•	•	•	•	•	•	•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•

Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.

Each Fund that invests in other GMO Funds and other investment companies (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•  MARKET RISK.    All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities.    Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The Equity Funds and the Multi-Asset Class Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its shares are expected to decline in value when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly because the Fund does not have exposure to the upside of the equity markets.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments.    Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”) exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities.    Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which primarily holds asset-backed securities, and for the Fixed Income Funds that have invested substantial portions of their assets in Debt Opportunities Fund.

•  CREDIT RISK.    This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

•  LIQUIDITY RISK.    Liquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, and emerging market securities. These types of investments can be difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

•  SMALLER COMPANY RISK.    Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

•  DERIVATIVES RISK.    All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. See “Distributions and Taxes” below.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

•  NON-U.S. INVESTMENT RISK.    Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody, and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

•  CURRENCY RISK.    Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

•  FOCUSED INVESTMENT RISK.    Funds whose investments are focused in particular countries, regions, sectors, companies, or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to a relatively small number of stock indices, the Fund is subject to focused investment risk.

•  LEVERAGING RISK.    The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

•  COUNTERPARTY RISK.    Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

•  SHORT SALES RISK.    Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategies, Alpha Only Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, Alpha Only Fund borrows a security (e.g., shares of an ETF) or currency from a broker and sells it to a third party. This type of short sale exposes the Alpha Only Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Funds do not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Alpha Only Fund is subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent it sells short securities or currencies it does not own.

•  NATURAL RESOURCES RISK.    The Asset Allocation Funds may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Asset Allocation Funds are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

•  COMMODITIES RISK.    The Multi-Asset Class Funds may invest in Alternative Asset Opportunity Fund, which is not offered by this Prospectus. For more information regarding Alternative Asset Opportunity Fund, see page 207 of this Prospectus. Alternative Asset Opportunity Fund has significant exposure to commodity markets. Therefore, the net asset value of its shares is affected by factors particular to those markets and may decline and fluctuate in a rapid and unpredictable manner. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Multi-Asset Class Funds are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.
•  MARKET DISRUPTION AND GEOPOLITICAL RISK.    The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

•  LARGE SHAREHOLDER RISK.    To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. The Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income and/or gains to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

•  MANAGEMENT AND OPERATIONAL RISK.    Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, the Manager’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future in tax legislation and regulation.

As described in the Fund summaries, for some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

•  OPTIONS RISK.    The market price of options written by a Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains. See “Distributions and Taxes” below for more information.

•  FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.    Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

•  NON-DIVERSIFIED FUNDS.    Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the Investment Company Act of 1940, as amended:

•	Developed World Stock Fund

•	Global Focused Equity Fund

•	Tax-Managed International Equities Fund

•	Foreign Fund

•	Emerging Markets Fund

•	Emerging Countries Fund

•	Emerging Domestic Opportunities Fund
•	Taiwan Fund

•	Quality Fund

•	Resources Fund

•	Risk Premium Fund

•	Alpha Only Fund

•	all of the Fixed Income Funds except U.S. Treasury Fund

In addition, each of the Fixed Income Funds (other than U.S. Treasury Fund), the Asset Allocation Funds, and Currency Hedged International Equity Fund invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in other GMO Funds that are not diversified.

FUND BENCHMARKS AND COMPARATIVE INDICES

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays U.S. Aggregate Index	The Barclays U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	The Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury having a maturity of 1-10 years.
Citigroup 3-Month Treasury Bill Index	The Citigroup 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.
GMO Global Asset Allocation Index	The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex USA (MSCI Standard Index Series), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third party licensors.
GMO Strategic Opportunities Allocation Index	The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
J.P. Morgan EMBI Global	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.
J.P. Morgan EMBI Global +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, and (iii) the J.P. Morgan EMBI Global thereafter.

Benchmark/Comparative Index	Description
J.P. Morgan GBI Global	The J.P. Morgan GBI (Government Bond Index) Global is an independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	The J.P. Morgan GBI (Government Bond Index) Global ex Japan ex U.S. (Hedged) is an independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) +	The J.P. Morgan GBI (Government Bond Index) Global ex Japan ex U.S. (Hedged) + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan GBI Global ex U.S. (Hedged) through 12/31/2003 and (ii) the J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) thereafter.
J.P. Morgan GBI Global ex U.S.	The J.P. Morgan GBI (Government Bond Index) Global ex U.S. is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.
J.P. Morgan U.S. 3 Month Cash Index	The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
MSCI ACWI	The MSCI ACWI (All Country World Index) (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI +	The MSCI ACWI (All Country World Index) + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the GMO Global Equity Index, an internally maintained composite benchmark computed by the Manager, comprised of 75% S&P 500 Index and 25% MSCI ACWI ex USA (MSCI Standard Index Series) through 5/31/2008 and (ii) the MSCI ACWI (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third party licensors.
MSCI ACWI Commodity Producers	The MSCI ACWI (All Country World Index) Commodity Producers (MSCI Standard Index Series) is an independently maintained and widely published index comprised of listed large and mid capitalization commodity producers within the global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI ACWI ex USA	The MSCI ACWI (All Country World Index) ex USA (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index (after tax)	The MSCI EAFE (Europe, Australasia, and Far East) Index (after tax) is an internally maintained benchmark computed by the Manager by adjusting the return of the MSCI EAFE Index (MSCI Standard Index Series) by its tax cost. The Manager estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index (Hedged)	The MSCI EAFE (Europe, Australasia, and Far East) Index (Hedged) is an independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international small capitalization stocks. Depending upon the country, as of May 31, 2013, the market capitalization of the largest company (in a particular country) included in the MSCI EAFE Small Cap Index ranged from approximately $1.3 million (Israel) to $6.0 billion (United Kingdom). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap + Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P Developed ex-U.S. Small Cap Index through 5/30/2008 and (ii) the MSCI EAFE Small Cap Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third party licensors.
MSCI Emerging Markets Index	The MSCI Emerging Markets Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global emerging markets large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI Taiwan Index	The MSCI Taiwan Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of equity securities issued by Taiwanese companies. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI World Index	The MSCI World Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third party licensors.
S&P Developed ex-U.S. Small Cap Index	The S&P Developed ex-U.S. Small Cap Index is an independently maintained and widely published index comprised of the small capitalization stock component of the S&P Broad Market Index (BMI). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million USD. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third party licensors.

Benchmark/Comparative Index	Description
S&P/IFCI Composite	The S&P/IFCI Composite is an independently maintained and widely published index comprised of emerging markets stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third party licensors.

MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder servicing and supplemental support to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2013, GMO managed on a worldwide basis more than $110 billion.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios and the shareholder services and supplemental support it provides to the Funds, the Manager administers the Funds’ business affairs.

Except for U.S. Treasury Fund and Class MF shares of Benchmark-Free Allocation Fund, each class of shares of a Fund offered by this Prospectus pays the Manager directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to the Manager for providing supplemental support services to Class MF shareholders and their investment advisers. Those services include, without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the underlying Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Heads of GMO’s Asset Allocation Team and other investment professionals of GMO, (6) assistance with services provided by an investor’s investment adviser, and (7) such other assistance as may be requested from time to time by an investor or its agents, provided that such assistance is not primarily intended to result in the sale of Fund shares.

For the fiscal year ended February 28, 2013, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
Benchmark-Free Allocation Fund	0.41%
Global Asset Allocation Fund	0.00%*
Strategic Opportunities Allocation Fund	0.00%*
Global Equity Allocation Fund	0.00%*
Global Developed Equity Allocation Fund	0.00%*
Developed World Stock Fund	0.34%
Global Focused Equity Fund	0.00%
International Equity Allocation Fund	0.00%*
International Developed Equity Allocation Fund	0.00%*
Tax-Managed International Equities Fund	0.38%
International Equity Fund	0.46%
International Large/Mid Cap Equity Fund	0.33%
Currency Hedged International Equity Fund	0.03%
Foreign Fund	0.53%
Foreign Small Companies Fund	0.60%
International Small Companies Fund	0.43%
U.S. Core Equity Fund	0.28%

Fund	% of Average Net Assets
Emerging Markets Fund	0.75%
Emerging Countries Fund	0.44%
Emerging Domestic Opportunities Fund	0.72%
Taiwan Fund	0.81%
Quality Fund	0.31%
Resources Fund	0.00%
Alpha Only Fund	0.12%
Global Bond Fund	0.09%
International Bond Fund	0.00%
Currency Hedged International Bond Fund	0.00%
Core Plus Bond Fund	0.12%
Emerging Country Debt Fund	0.35%
Debt Opportunities Fund	0.21%**
Strategic Fixed Income Fund	0.21%
Asset Allocation Bond Fund	0.18%
U.S. Treasury Fund	0.00%

*	These Funds do not charge management fees directly but pay the management fees charged by the underlying Fund(s) in which they invest.
**	The management fee shown is that GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) that had an investment objective and policies and restrictions substantially identical to those of Debt Opportunities Fund. Effective February 12, 2014, the Predecessor Fund merged into Debt Opportunities Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.”

As of the date of this Prospectus, Risk Premium Fund and Asset Allocation International Bond Fund had not operated for a full fiscal year but were paying (or will pay) the Manager, as compensation for investment management services, an annual fee equal to 0.45% and 0.25%, respectively, of the Fund’s average daily net assets.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

GMO has retained its affiliate GMO Singapore Pte. Limited, 6 Battery Road, #26-05, Singapore, 049909 (“GMO Singapore”) to assist GMO with furnishing an investment program for Emerging Domestic Opportunities Fund (“EDOF”). GMO Singapore commenced operations in February 2003 and furnishes discretionary investment advisory services, predominantly to institutional clients. Pursuant to a sub-advisory agreement with GMO and EDOF, GMO Singapore makes investment decisions in respect of such portion of EDOF’s assets and places orders for the purchase and sale of such portion of the EDOF’s portfolio securities, in each case as GMO may request from time to time. GMO (and not EDOF) will pay a sub-advisory fee to GMO Singapore for its services at a rate equal to 60% of the management fees received by GMO under EDOF’s investment management contract, net of any fee waiver or expense reimbursement obligations of GMO as may be in effect. A discussion of the basis for the Trustees’ approval of EDOF’s sub-advisory agreement with GMO Singapore will be included in EDOF’s annual report to shareholders for the period during which the Trustees approved that agreement (when available).

Different Investment Teams of GMO are primarily responsible for the investment management of different Funds. Investment Teams may be comprised of personnel from GMO and/or its affiliates, including GMO Singapore. Each Team’s investment professionals work collaboratively. In many instances, Teams also share investment insights with, and benefit from the insights of, other Teams. For example, the Global Equity Team and the Asset Allocation Team collaborate on forecasts for groups of equity securities. The table below identifies the GMO Investment Teams and the Funds for which they are primarily responsible.

Investment Team	Primary Responsibilities
Asset Allocation	Multi-Asset Class Funds, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, Currency Hedged International Equity Fund, and Alpha Only Fund; Strategic Fixed Income Fund, Asset Allocation International Bond Fund, and Asset Allocation Bond Fund (overall management and strategic direction); Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Core Equity Fund, and Resources Fund (asset class forecasts and high-level investment oversight)
Global Equity	Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Core Equity Fund, Quality Fund, Resources Fund, and Risk Premium Fund
International Active	Global Focused Equity Fund, Foreign Fund, and Foreign Small Companies Fund
Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund
Fixed Income	Fixed Income Funds

The following table identifies the senior member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds and their title and business experience during the past five years. The senior members directly manage, or allocate to members of their Team responsibility for portions of the portfolios of, Funds for which they have responsibility, oversee the implementation of trades, review the overall composition of the Funds’ portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Multi-Asset Class Funds,* Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, Currency Hedged International Equity Fund, and Alpha Only Fund; Strategic Fixed Income Fund, Asset Allocation International Bond Fund, and Asset Allocation Bond Fund (overall management and strategic direction); Developed World Stock Fund,** Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Core Equity Fund, and Resources Fund (asset class forecasts and high-level investment oversight)	Ben Inker	Co-Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
	Sam Wilderman	Co-Head, Asset Allocation Team, GMO. Mr. Wilderman has been responsible for overseeing portfolio management of GMO’s asset allocation portfolios since September 2012. Previously, Mr. Wilderman was Co-Head of GMO’s Global Equity Team.
Developed World Stock Fund,** Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Core Equity Fund, Quality Fund, Resources Fund, and Risk Premium Fund	Thomas Hancock	Co-Head, Global Equity Team, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.
	David Cowan	Co-Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and has been the Co-Head of the Global Equity Team since September 2012.
Global Focused Equity Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.
	Greg Shell	Portfolio Manager, International Active Team, GMO. Mr. Shell has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since 2009. Previously, Mr. Shell was an analyst at Columbia Management.
Foreign Fund Foreign Small Companies Fund	Drew Spangler	See above.
Emerging Markets Fund Emerging Countries Fund Taiwan Fund	Arjun Divecha	Head, Emerging Markets Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Emerging Domestic Opportunities Fund	Arjun Divecha	See above.
	Amit Bhartia	Member, Emerging Markets Team, GMO Singapore. Mr. Bhartia has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1995.
Fixed Income Funds (other than Emerging Country Debt Fund)***	Marc Seidner	Head, Fixed Income Team, GMO. Mr. Seidner has been responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since March 2014. Previously, Mr. Seidner was a Managing Director and member of PIMCO’s Investment Committee.
Emerging Country Debt Fund	Thomas Cooper	Portfolio Manager, Fixed Income Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993.

*	In the case of Benchmark-Free Allocation Fund, a substantial portion of the Fund’s assets are typically invested in Implementation Fund (see “Investment in Other GMO Funds — GMO Implementation Fund” on page 207 of this Prospectus), where allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team implements security selection for U.S. and developed market equities in Implementation Fund.
**	Security selection for emerging markets equities within Developed World Stock Fund may be handled by GMO’s Emerging Markets Team.
***	Prior to March 4, 2014, Thomas Cooper is the Senior Member from the Fixed Income Team primarily responsible for the portfolio management of the Fixed Income Funds.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the Multi-Asset Class Funds, the Fixed Income Funds, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, U.S. Core Equity Fund, Quality Fund, and Risk Premium Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the Equity Funds (other than Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, U.S. Core Equity Fund, Quality Fund, and Risk Premium Fund).

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

Except for Emerging Countries Fund, Taiwan Fund, Resources Fund, Global Bond Fund, and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse each GMO Fund for its “Specified Operating Expenses” (as defined below). The Manager has contractually agreed to reimburse each of Emerging Countries Fund, Resources Fund, and Global Bond Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds the following percentages of the Fund’s average daily net assets:

Emerging Countries Fund	0.35%
Resources Fund	0.10%
Global Bond Fund	0.06%

As used in this Prospectus, subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that charges a management fee other than Benchmark-Free Allocation Fund, the Manager has agreed to waive or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee other than Benchmark-Free Allocation Fund, the Manager has agreed to waive or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, the Manager has agreed to waive the shareholder service fees charged to each class of shares of the Fund offered by this Prospectus to the extent necessary to prevent the shareholder service fees paid by each class from exceeding the percentage of the class’s average daily net assets specified in the Fund’s “Annual Fund operating expenses” table.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, the Manager has voluntarily waived U.S. Treasury Fund’s entire management fee. The Manager may change or terminate these waivers at any time. While these waivers are in effect, these Funds will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount(s) shown in the table.

For Benchmark-Free Allocation Fund only, pursuant to the terms of the Fund’s management contract and servicing and supplemental support agreement, the fees payable to the Manager under those agreements are reduced by amounts equal to the management fees and shareholder service fees, respectively, that the Manager receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund and of each class of its shares is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. Current net asset values per share for each series of GMO Trust are available at www.gmo.com.

The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. In addition, NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when either the NYSE or the U.S. bond markets are closed. Taiwan Fund does not determine NAV on days when either the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will be unable to redeem their shares in Taiwan Fund. In addition, because some Funds hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the NAV of those Funds’ shares may change significantly on days when shares cannot be redeemed.

A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Funds’ investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options) for which market quotations are readily available:

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below.)

Exchange-traded options:

•

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Cleared derivatives:

•

Closing price quoted by the relevant clearing house (if an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model)

OTC derivatives:

•	Price generally determined by an industry standard model

Unlisted non-fixed income securities for which market quotations are readily available:

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes):

•

Most recent quoted price supplied by a single pricing source chosen by GMO (if an updated quoted price for a fixed income security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the most recent quoted price to value that security)

•

Non-emerging market fixed income securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk

Note: Reliable quoted prices may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies:

•	Most recent NAV

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, the “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

The prices of non-U.S. securities quoted in non-U.S. currencies, non-U.S. currency balances, and the value of non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

▶

In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in pricing, and in particular fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

▶

The valuation methodologies described above are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the NYSE due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close.

▶

A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

NAME POLICIES

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” (or “related” in the case of Emerging Domestic Opportunities Fund) to that country or region. For purposes of this Prospectus, an investment is “tied economically” (or “related”) to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically (or related) to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds (on a look through basis in the case of the Asset Allocation Funds) and all of the direct holdings of the Asset Allocation Funds are posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of some Funds may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the portfolio holdings of some Funds as of each month’s end is made available to shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by GMO) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website, as set forth below:

Funds	Approximate date of posting to website of preliminary holding information
Equity Funds (except Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, and International Developed Equity Allocation Fund), Fixed Income Funds	5 days after month end
Asset Allocation Funds (except Alpha Only Fund)	2 days after month end

Permitted shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to permitted shareholders, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), permitted shareholders, potential shareholders, and their consultants and agents (collectively, “permitted recipients”) must contact GMO to obtain a password and user name (to the extent they do not already have them) and must generally enter into a confidentiality agreement with GMO and the Trust. GMO may also provide permitted recipients with information regarding underlying GMO Fund and other direct holdings of an Asset Allocation Fund (except Alpha Only Fund and Benchmark-Free Allocation Fund), and a confidentiality agreement is not required to view this information. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust on days when the NYSE is open for business (and, in the case of a Fixed Income Fund, on days when the U.S. bond markets also are open for business, and, in the case of Taiwan Fund, on days when the TSE also is open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. These brokers and agents may charge transaction fees and impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with the Trust or its agent and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with applicable U.S. federal reporting and withholding tax provisions, including the Foreign Account Tax Compliance Act. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to decide when a completed form is in good order.

Purchase Policies.    You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (in U.S. funds paid by check or wire or, when approved, by securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment in full is received unless prior arrangements for later payment have been approved by GMO.

A purchase order received in “good order” will be priced at the net asset value of the Fund shares being purchased next computed after it is received by the Trust or an authorized agent. If a purchase order is received in good order by the Trust or its designated agent, together with payment in full, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open (plus any applicable purchase premium). In the case of a Fixed Income Fund, purchase orders that are received on days when either the NYSE or the U.S. bond markets are closed will not be accepted until the next day on which both the NYSE and the U.S. bond markets are open, and the purchase price for a Fixed Income Fund’s shares is the net asset value per share determined on that day (plus any applicable purchase premium). In the case of Taiwan Fund, purchase orders that are received on days when either the NYSE or the TSE is closed will not be accepted until the next day on which both the NYSE and the TSE are open, and the purchase price for Taiwan Fund’s shares is the net asset value per share determined that day (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page 167 of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums are not charged on reinvestments of distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application, and the Trust may require further identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Minimum initial investment amounts (by class, if applicable) are set forth in the tables beginning on page 168 of this Prospectus. No minimum initial investment is required to purchase Class MF shares of Benchmark-Free Allocation Fund. The Trust may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form.    Completed purchase order forms can be submitted by mail, facsimile, or e-mail (provided that a PDF copy of the completed purchase order form is attached to the e-mail) or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail is “received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase order delivered by facsimile or e-mail is “received” by the Trust when it is actually received by the Trust or its designated agent. The Trust is not responsible for purchase orders submitted but not actually received by the Trust or its designated agent for any reason, including purchase orders not received on account of a computer virus or other third-party interference.

Funding Your Investment.    You may purchase shares:

•	with cash (by means of wire transfer or check or other form of payment preapproved by GMO Shareholder Services)

▶	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Deposit Account 00330902

Further credit: GMO Fund/Account name and number

▶

By check.    All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
Box 5493	200 Clarendon Street
Mail Code JHT1651	Mail Code JHT1651
Boston, MA 02206	Boston, MA 02116

•	in exchange for securities acceptable to the Manager

▶	securities must be approved by the Manager prior to transfer to the Fund

▶	securities will be valued as set forth under “Determination of Net Asset Value”

▶	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund.

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares until they are actually received by the Fund. Purchase proceeds will not earn interest for purchasing shareholders. In the case of Developed World Stock Fund, Global Focused Equity Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, Currency Hedged International Equity Fund, International Small Companies Fund, and Resources Fund, a purchase may be made in U.S. dollars or in another currency deemed acceptable by the Manager in the Manager’s sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.    As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies generally are strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent the implementation of frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and, in the case of a Fixed Income Fund, on days when the U.S. bond markets also are open for business, and, in the case of Taiwan Fund, on days when the TSE also is open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. A Fund may remit the redemption proceeds for redemption orders received on the same day at different times for different shareholders and may take up to seven days to remit proceeds.

Redemption Policies.    You must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or, in the case of a Fund with a redemption fee, the dollar amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•

Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

Redemption orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If a redemption order is received in good order by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). In the case of a Fixed Income Fund, redemption orders in good order that are received on days when either the NYSE or the U.S. bond markets are closed will not be accepted until the next day on which both the NYSE and the U.S. bond markets are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). In the case of Taiwan Fund, redemption orders in good order that are received on days when either the NYSE or the TSE is closed will not be accepted until the next day on which both the NYSE and the TSE are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee), and, in the case of the Fixed Income Funds, the next business day that the U.S. bond markets also are open (less any applicable redemption fee), and, in the case of Taiwan Fund, the next business day that the TSE also is open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. If you or another authorized person on your account has instructed GMO Shareholder Services to defer the redemption to another day, you or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page 167 for a discussion of redemption fees charged by some Funds, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, the Fund may limit cash redemptions and use portfolio securities to pay the redemption price to protect the interests of all Fund shareholders. Redemptions paid with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

▶

designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

▶	if there is ambiguity with wire instructions that cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•

In the case of Developed World Stock Fund, Global Focused Equity Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, Currency Hedged International Equity Fund, International Small Companies Fund, and Resources Fund, a redemption may, in GMO’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to pay redemption proceeds will be valued in accordance with the Trust’s valuation procedures.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically pay redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”;

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio;

•	you will likely incur brokerage charges on the sale of the securities;

•	redemptions paid in securities generally are treated by shareholders for tax purposes the same as redemptions paid in cash;

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you; and

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings;

•	during periods when trading on the NYSE is restricted;

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value; or

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Cost Basis Reporting.    To the extent your account is subject to U.S. federal tax reporting (including an account for which you have informed a Fund that you would like to receive “informational only” U.S. federal tax reporting), upon the redemption or exchange of shares in a Fund held in such account, the Fund will provide you with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these rules, and shareholders are responsible for keeping their own records for determining their tax basis in these shares. Please consult the Trust for more information regarding available methods for cost basis reporting, including the Fund’s default method, and how to select or change a particular method. Please also consult your tax adviser to determine which available cost basis method is most appropriate for you.

Submitting Your Redemption Order.    Redemption orders can be submitted by mail, facsimile, or e-mail to the Trust at the address/facsimile number/e-mail address set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption orders are “received” by the Trust when they are actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

Each of the Asset Allocation Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets (including assets held by a wholly-owned subsidiary) and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Asset Allocation Funds invest, provided that, if that weighted average is less than 0.05%, the Asset Allocation Funds usually will not charge a purchase premium or redemption fee.

A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and/or redemption fee, if any, charged by a Fund.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, the Manager may waive all or a portion of the purchase premiums and/or redemption fees for the Asset Allocation Funds when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds are less than the purchase premium and/or redemption fee imposed by the Asset Allocation Fund.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

MULTIPLE CLASSES AND ELIGIBILITY

Most Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is in their shareholder service fee (and supplemental support fee in the case of Benchmark-Free Allocation Fund). Differences in the shareholder service fee reflect the fact that, as the size of an investor relationship increases, the cost to service that investor decreases as a percentage of the investor’s assets. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

Except for Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on the investor’s meeting either (i) the minimum “Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. Mutual funds that wish to invest in shares of Benchmark-Free Allocation Fund and wish to receive supplemental support services are eligible to purchase its Class MF shares. No minimum initial investment is required to purchase Class MF shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum Investment Criteria for Class Eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Funds Offering Class II Shares	All Funds	N/A	$10 million	0.22%
Funds Offering Class III Shares

Multi-Asset Class Funds (except Benchmark-Free Allocation Fund)

Global Equity Allocation Fund

Global Developed Equity Allocation Fund

International Equity Allocation Fund

International Developed Equity Allocation Fund

		N/A	$10 million	0.00%[2]
	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)	0.15%
	International Equity Fund Foreign Fund	N/A	$35 million	0.15%
	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%
	All Other Funds	N/A	$10 million	0.15%

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Funds Offering Class IV Shares	Benchmark-Free Allocation Fund Developed World Stock Fund Global Focused Equity Fund Foreign Small Companies Fund U.S. Core Equity Fund Risk Premium Fund Alpha Only Fund Core Plus Bond Fund Emerging Country Debt Fund	$125 million	$250 million	0.10%
	International Equity Fund International Large/Mid Cap Equity Fund Foreign Fund Resources Fund	$125 million	$250 million	0.09%
	Emerging Markets Fund Emerging Domestic Opportunities Fund Quality Fund	$125 million	$250 million	0.105%
Funds Offering Class V Shares	All Funds	$250 million	$500 million	0.085%
Funds Offering Class VI Shares	All Funds	$300 million	$750 million	0.055%

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
U.S. Treasury Fund	N/A	$10 million	N/A

1 The eligibility requirements in the table above are subject to exceptions and special rules for plan investors investing through financial intermediaries and for investors with continuous investments in Foreign Fund or International Equity Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.

2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.

An investor’s Total GMO Investment equals the Manager’s estimate of the market value of all the investor’s assets managed by GMO and its affiliates (i) at the time of the investor’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by the Manager (including those described below under “Conversions between Classes”) (each, a “Determination Date”); provided, however, that an investor’s Total GMO Investment required to purchase Class III shares of Tax-Managed International Equities Fund also may equal the market value of all of the investor’s assets invested in tax-managed GMO products in the aggregate on a Determination Date. When purchasing shares of a Fund, investors should consult with the Manager to determine the applicable Determination Date and the share class for which they are eligible.

For shareholders of Foreign Fund or International Equity Fund since May 31, 1996: Any investor that has been a continuous shareholder of Foreign Fund or International Equity Fund since May 31, 1996 is eligible indefinitely to remain invested in Class III shares of that Fund.

Upon request GMO may permit an investor to undertake in writing to meet the applicable Total Fund Investment or Total GMO Investment minimums over a specified period (a “Commitment Letter”).

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund that you currently hold.

•

GMO makes all determinations as to the aggregation of investor accounts for purposes of determining eligibility. See the SAI for a discussion of factors GMO considers relevant when making those determinations.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•

GMO may waive eligibility requirements for certain persons, accounts, or special situations. These waivers include the waiver of eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO directors, partners, employees, agents, and their family members, (iii) the Trustees of the Trust, (iv) Trustees of other mutual funds sponsored by GMO, and (v) clients of an investment consultant or similar investment professional with a substantial ongoing business relationship with GMO.

•	Investors investing through an intermediary may be permitted to invest in Class III Shares and investments through an intermediary may not be subject to conversions between classes.

Conversions between Classes

As described in “Additional Summary Information About the Funds,” in determining whether an investor is eligible to purchase Fund shares, GMO considers each investor’s Total Fund Investment and Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each investor’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (or, to the extent the investor already holds shares of that class, the investor will remain in that class). Class MF shareholders are not currently eligible to convert their Class MF shares into, or exchange Class MF shares for, other classes of shares. Except as noted below, with respect to any Fund:

•

If an investor satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the investor on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the investor’s shares eligible for conversion generally will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•

If an investor no longer satisfies all minimum investment requirements for the class of shares of a Fund held by the investor on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (which class will typically bear a higher shareholder service fee than the class then held by the investor). If an investor no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Fund will convert the investor’s shares to the class of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, an investor’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the investor makes an additional investment and/or the value of the investor’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the investor’s current class of shares, the investor will remain in the class of shares then held by the investor. Solely for the purpose of determining whether an investor has satisfied the minimum investment requirements for an investor’s current class of shares, the value of the investor’s shares is considered to be the greater of (i) the value of the investor’s shares on the relevant Determination Date, (ii) the value of the investor’s shares on the date that GMO reassesses the value of the investor’s account for the purpose of sending notice of a proposed conversion, or (iii) the value of the investor’s shares immediately prior to the date when the conversion would take place. If the investor is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the investor will not be converted unless the Manager approves reopening the Fund to permit the investor to make an additional investment. The conversion of an investor’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments or redemptions (see next paragraph), on any other date the Manager determines.

A Fund may at any time without notice convert an investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the investor no longer satisfies all minimum investment requirements for the class of shares held by the investor and: (i) the Manager believes the investor has engaged in an abusive pattern of investments or redemptions (e.g., a large investment just before a Determination Date and a redemption immediately after the Determination Date), (ii) the investor fails to meet the applicable Total Fund Investment or Total GMO Investment minimums by the time specified in the investor’s Commitment Letter, or (iii) the total expense ratio borne by the investor immediately following the conversion is equal to or less than the total expense ratio borne by the investor immediately before the conversion (after giving effect to any applicable fee and expense waivers or reimbursements).

For U.S. federal income tax purposes, the conversion of an investor’s investment from one class of shares of a Fund to another class of shares of the same Fund generally should not result in the recognition of gain or loss in the shares that are converted. Thus, in general, the investor’s tax basis in the new class of shares immediately after the conversion should equal the investor’s basis in the converted shares immediately before the conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

DISTRIBUTIONS AND TAXES

The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available, and U.S. Treasury Fund generally will pay dividends on the first business day following the end of each month in which dividends were declared. The policy of each other Fund is to declare and pay dividends of its net investment income, if any, semi-annually, although some Fixed Income Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether from the sale of investments held by the Fund for not more than one year (net short-term capital gains) or from the sale of investments held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute a return of capital to shareholders for U.S. federal income tax purposes. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

Typically, all dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

Shareholders of U.S. Treasury Fund will generally begin earning dividends on their shares of the Fund on the business day following the effective date of their purchase of those shares. U.S. Treasury Fund shareholders, however, can begin earning dividends on the same business day as the effective date of their purchase if each of the following criteria are met: (i) their order is received by the Fund prior to 11:00 a.m. Boston time on the effective date, (ii) they have requested same-day settlement, and (iii) the Fund receives the purchase proceeds on the effective date. Shareholders of U.S. Treasury Fund will generally continue to earn dividends on the effective date of their redemption from the Fund, provided that they do not request receipt of their redemption proceeds on the effective date.

It is important for you to note:

•	Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code.

•	For U.S. federal income tax purposes, distributions of net investment income generally are taxable to shareholders as ordinary income.

•

For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

•

A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•

A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•

Distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

•

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. Certain details of the implementation of this tax remain subject to future guidance. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares in a Fund, and may be reduced by certain allowable deductions. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

•

Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•

Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term and/or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities generally are treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•

A Fund’s non-U.S. investments may be subject to non-U.S. withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments. Those withholding and other taxes will reduce the Fund’s yield on non-U.S. investments. In some cases, a Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country (see “Description of Principal Risks — Non-U.S. Investment Risk” for more information). The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders or if a Fund or underlying Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, a Fund’s investments in certain non-U.S. investments, non-U.S. currencies or non-U.S. currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•

Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, Congress has enacted legislation limiting the ability of certain swaps and similar derivative instruments and securities lending transactions to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends paid to a non-U.S. person. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. investments or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•

Certain of a Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as certain of a Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•

To the extent a Fund invests in other GMO Funds or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. See “Taxes” in the SAI for more information.

•

The Funds do not expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of a Fund when received as a distribution from the Fund.

•	Certain of a Fund’s derivatives transactions may be limited by its intention to qualify as a RIC.

•

Resources Fund’s investments in certain natural-resources related investments may be limited by its intention to qualify as a RIC, and may adversely affect the Fund’s ability to qualify as a RIC in a particular year.

Except as described below under “Certain Non-U.S. Taxes Relating to Singapore,” this section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisers about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain Direct U.S. Treasury Obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisers regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

Certain Non-U.S. Tax Issues Relating to Singapore

As described above under “Management of the Trust,” GMO Singapore furnishes discretionary investment advisory services and makes investment decisions for Emerging Domestic Opportunities Fund (for purposes of the following discussion, the “Fund”). The Fund believes that an exemption from Singapore taxation shall apply in respect of income and gains, provided that, among other requirements, the Fund recognizes only “specified income” from “designated investments” as those terms are defined under current Singapore tax law. The Fund expects that substantially all of is income shall constitute “specified income” from “designated investments.” This tax position takes into account advice received from Singapore counsel and relevant Singapore tax law. All income and/or gains of the Fund (including subsidiaries, if any) which are considered to be Singapore-sourced (including amounts attributable to Fund-level permanent establishment in Singapore) and which do not otherwise qualify for the exemption described herein would generally be subject to Singapore taxation at the corporate rate of 17%. Shareholders of the Fund bear the risk of all Fund income tax consequences in the event that income or gains are to be subject to Singapore taxation.

Separate and apart from the Fund’s tax position related to Singapore taxation, a “non-qualifying” shareholder (described below) may be required to pay a “financial amount” to the Inland Revenue Authority of Singapore and fulfill certain Singapore tax reporting requirements. Very generally, “non-qualifying” shareholders may include, but are not limited to, Singapore-domiciled entities and/or shareholders that maintain a permanent establishment in Singapore and who own applicable Fund shares representing in excess of 50% of the Fund’s net assets as of the final day of the Fund’s year-end (in excess of 30% of the Fund’s net assets, to the extent the Fund has less than 10 shareholders). The “financial amount” is generally computed by applying the prevailing corporate rate of tax to a non-qualifying shareholders’ share of profits. Shareholders are responsible for evaluating their percentage interest of Fund net assets for the purpose of their own particular situations. Relevant information may be derived from Fund account statements and other information provided to Shareholders. Upon the reasonable request of a shareholder, GMO Singapore and/or the Fund will provide information necessary to allow the shareholder to assess their percentage ownership of the Fund. Shareholders should consult their own tax advisers regarding the tax consequences of an investment in the Fund, including the implications described herein.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information (except, in the case of Debt Opportunities Fund, for information for the six months ended August 31, 2013) has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is incorporated by reference in the SAI and included in the Trust’s annual reports, which are available upon request. In the case of Debt Opportunities Fund, the Fund’s unaudited financial statements for the six months ended August 31, 2013 are also incorporated by reference in the SAI and included in the Fund’s semiannual report, which is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature. Information is presented for each Fund, and class of Fund shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

MULTI-ASSET CLASS FUNDS

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares								Class IV Shares	Class MF Shares
	Year Ended February 28/29,								Period from December 11, 2012 (commencement of operations) through February 28, 2013	Period from March 1, 2012 (commencement of operations) through February 28, 2013
	2013	2012	2011		2010		2009
Net asset value, beginning of period	$24.03	$22.72	$21.49		$17.51		$25.30		$24.10	$24.91

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30	0.21	0.36		0.64		3.21		0.33	0.03
Net realized and unrealized gain (loss)	1.62	1.44 (b)	1.28		4.11		(6.72)		1.52	0.96

Total from investment operations	1.92	1.65	1.64		4.75		(3.51)		1.85	0.99

Less distributions to shareholders:
From net investment income	(0.18)	(0.34)	(0.41)		(0.75)		(3.71)		(0.19)	(0.15)
From net realized gains	—	—	—		(0.02)		(0.57)		—	—

Total distributions	(0.18)	(0.34)	(0.41)		(0.77)		(4.28)		(0.19)	(0.15)

Net asset value, end of period	$25.77	$24.03	$22.72		$21.49		$17.51		$25.76	$25.75

Total Return(c)	8.03%	7.36%	7.69%		27.18%		(15.11)%		7.71%	3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$970,749	$114,452	$3,170,573		$1,733,173		$1,436,951		$2,947,886	$705,982
Net expenses to average daily net assets(d)(e)(f)	0.54%	0.01%	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.49%	0.48	%*
Net investment income (loss) to average daily net assets(a)	1.23%	0.93%	1.63%		3.14%		14.05%		1.34%	0.60	%*
Portfolio turnover rate	42%	33%	19%		24%		40%		42%	42	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.41%	0.05%	0.01%		0.01%		0.01%		0.41%	0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.07	$0.00 (h)	$0.01		$0.01		$0.00	(h)	$0.06	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	Effective January 1, 2012, the Fund pays the Manager a management fee of 0.65% of the Fund’s average daily net assets.
(g)	Net expenses to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.40	$10.22	$9.30	$7.28	$11.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.29	0.24	0.17	0.27	0.87
Net realized and unrealized gain (loss)	0.50	0.21	0.94	2.10	(3.43)

Total from investment operations	0.79	0.45	1.11	2.37	(2.56)

Less distributions to shareholders:
From net investment income	(0.29)	(0.27)	(0.19)	(0.35)	(1.04)
From net realized gains	—	—	—	—	(0.49)

Total distributions	(0.29)	(0.27)	(0.19)	(0.35)	(1.53)

Net asset value, end of period	$10.90	$10.40	$10.22	$9.30	$7.28

Total Return(b)	7.65%	4.51%	11.98%	32.60%	(24.30)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,764,133	$3,612,740	$3,457,703	$3,104,293	$2,432,987
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.70%	2.37%	1.73%	3.00%	8.81%
Portfolio turnover rate	29%	40%	32%	29%	44%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts(f)†	$0.00	$0.00	$0.00	$0.00	$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective September 15, 2011, “GMO Global Balanced Asset Allocation Fund” was renamed “GMO Global Asset Allocation Fund.”

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$21.26	$20.78	$18.54	$14.37	$22.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65	0.48	0.33	0.54	1.57
Net realized and unrealized gain (loss)	1.57	0.51	2.26	4.26	(7.23)

Total from investment operations	2.22	0.99	2.59	4.80	(5.66)

Less distributions to shareholders:
From net investment income	(0.75)	(0.51)	(0.35)	(0.63)	(1.61)
From net realized gains	(1.26)	—	—	—	(1.06)
Total distributions	(2.01)	(0.51)	(0.35)	(0.63)	(2.67)

Net asset value, end of period	$21.47	$21.26	$20.78	$18.54	$14.37

Total Return(b)	10.81%	4.93%	14.02%	33.44%	(26.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,168,928	$2,022,555	$1,752,168	$1,851,213	$1,107,258
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.01%	2.33%	1.73%	3.04%	8.05%
Portfolio turnover rate	34%	35%	36%	14%	34%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.01%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (f)	—	—	$0.00 (f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EQUITY FUNDS

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.49	$8.60	$7.40	$5.29	$10.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25	0.19	0.15	0.20	0.34
Net realized and unrealized gain (loss)	0.57	0.00 (b)	1.17	2.11	(4.01)

Total from investment operations	0.82	0.19	1.32	2.31	(3.67)

Less distributions to shareholders:
From net investment income	(0.26)	(0.20)	(0.12)	(0.15)	(0.31)
From net realized gains	(0.45)	(0.10)	—	(0.05)	(0.98)

Total distributions	(0.71)	(0.30)	(0.12)	(0.20)	(1.29)

Net asset value, end of period	$8.60	$8.49	$8.60	$7.40	$5.29

Total Return(c)	10.01%	2.47%	17.97%	43.73%	(39.44)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,220,674	$1,636,875	$1,485,712	$704,866	$431,278
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.90%	2.27%	1.96%	2.78%	4.27%
Portfolio turnover rate	24%	28%	6%	34%	52%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.02%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (g)	$0.00 (g)	$0.01	$0.01	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2008, “GMO Global (U.S.+) Equity Allocation Fund” was renamed “GMO Global Equity Allocation Fund.”

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.49	$19.32	$16.74	$12.29	$21.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57	0.40	0.28	0.42	0.53
Net realized and unrealized gain (loss)	1.73	0.18	2.59	4.47	(8.50)

Total from investment operations	2.30	0.58	2.87	4.89	(7.97)

Less distributions to shareholders:
From net investment income	(0.66)	(0.41)	(0.29)	(0.44)	(0.54)
From net realized gains	—	—	—	—	(0.91)

Total distributions	(0.66)	(0.41)	(0.29)	(0.44)	(1.45)

Net asset value, end of period	$21.13	$19.49	$19.32	$16.74	$12.29

Total Return(b)	11.95%	3.14%	17.19%	39.64%	(38.63)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,531,772	$1,235,143	$1,215,043	$1,059,840	$698,525
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.86%	2.11%	1.61%	2.64%	2.89%
Portfolio turnover rate	31%	27%	20%	16%	35%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.01%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	—	—	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective February 12, 2014, “GMO World Opportunities Equity Allocation Fund” was renamed “GMO Global Developed Equity Allocation Fund.”

DEVELOPED WORLD STOCK FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
Net asset value, beginning of period	$18.35		$19.24		$16.28		$11.34		$21.88		$18.36		$19.26		$16.30		$11.35		$21.90

Income (loss) from investment operations:
Net investment income (loss)†	0.44		0.43		0.33		0.29		0.51		0.44		0.44		0.34		0.30		0.51
Net realized and unrealized gain (loss)	1.12		(0.78	)(a)	3.09		5.03		(10.20)		1.13		(0.79	)(a)	3.09		5.04		(10.20)

Total from investment operations	1.56		(0.35)		3.42		5.32		(9.69)		1.57		(0.35)		3.43		5.34		(9.69)

Less distributions to shareholders:
From net investment income	(0.50)		(0.54)		(0.46)		(0.38)		(0.64)		(0.51)		(0.55)		(0.47)		(0.39)		(0.65)
From net realized gains	—		—		—		—		(0.21)		—		—		—		—		(0.21)

Total distributions	(0.50)		(0.54)		(0.46)		(0.38)		(0.85)		(0.51)		(0.55)		(0.47)		(0.39)		(0.86)

Net asset value, end of period	$19.41		$18.35		$19.24		$16.28		$11.34		$19.42		$18.36		$19.26		$16.30		$11.35

Total Return(b)	8.68%		(1.64)%		21.41%		47.03%		(45.56)%		8.74%		(1.61)%		21.44%		47.16%		(45.52)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,072		$147,629		$210,780		$171,842		$155,560		$215,262		$197,989		$201,121		$165,445		$112,438
Net expenses to average daily net assets	0.60	%(c)	0.60	%(c)(d)	0.60	%(c)(d)	0.60	%(d)	0.61	%(e)	0.55	%(c)	0.55	%(c)(d)	0.55	%(c)(d)	0.55	%(d)	0.56	%(e)
Net investment income (loss) to average daily net assets	2.38%		2.40%		1.93%		1.93%		2.79%		2.40%		2.42%		1.98%		1.94%		2.82%
Portfolio turnover rate	50%		56%		34%		47%		50%		50%		56%		34%		47%		50%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.11%		0.11%		0.12%		0.11%		0.11%		0.11%		0.11%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.01		$0.00	(f)	$0.02		$0.01		$0.00	(f)	$0.00	(f)	$0.00	(f)	—	(g)	—	(g)

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
(g)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Year Ended February 28, 2013		Period from December 1, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.03
Net realized and unrealized gain (loss)	1.90		1.96

Total from investment operations	2.21		1.99

Less distributions to shareholders:
From net investment income	(0.28)		—
From net realized gain	(0.25)		—

Total distributions	(0.53)		—

Net asset value, end of period	$23.67		$21.99

Total Return(a)	10.35%		9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,711		$4,634
Net expenses to average daily net assets	0.83	%(b)	0.84	%*
Net investment income (loss) to average daily net assets	1.42%		0.56	%*
Portfolio turnover rate	103%		18	%††**
Fees and expenses reimbursed by the Manager to average daily net assets	2.38%		8.66	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.98	$10.80	$8.96	$6.17	$16.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32	0.23	0.13	0.28	0.40
Net realized and unrealized gain (loss)	0.45	(0.81)	1.87	2.81	(7.20)

Total from investment operations	0.77	(0.58)	2.00	3.09	(6.80)

Less distributions to shareholders:
From net investment income	(0.32)	(0.24)	(0.16)	(0.20)	(0.39)
From net realized gains	—	—	—	(0.10)	(3.09)

Total distributions	(0.32)	(0.24)	(0.16)	(0.30)	(3.48)

Net asset value, end of period	$10.43	$9.98	$10.80	$8.96	$6.17

Total Return(b)	7.79%	(5.21)%	22.43%	50.37%	(48.63)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,385,150	$1,166,993	$1,277,551	$1,017,731	$519,663
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.26%	2.33%	1.39%	3.21%	3.46%
Portfolio turnover rate	21%	29%	13%	11%	33%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.01%	0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01	$0.01	$0.00 (f)	$0.01	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.87	$15.23	$12.69	$9.20	$20.63

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.50	0.36	0.18	0.41	0.65
Net realized and unrealized gain (loss)	0.97	(1.35)	2.54	3.49	(9.20)

Total from investment operations	1.47	(0.99)	2.72	3.90	(8.55)

Less distributions to shareholders:
From net investment income	(0.48)	(0.37)	(0.18)	(0.41)	(0.62)
From net realized gains	—	—	—	—	(2.26)

Total distributions	(0.48)	(0.37)	(0.18)	(0.41)	(2.88)

Net asset value, end of period	$14.86	$13.87	$15.23	$12.69	$9.20

Total Return(b)	10.71%	(6.32)%	21.53%	42.22%	(46.05)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$966,794	$810,338	$796,026	$661,103	$409,278
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.59%	2.53%	1.34%	3.39%	4.12%
Portfolio turnover rate	17%	26%	14%	20%	33%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	—	$0.00 (f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	Net expenses to average daily net assets were less than 0.01%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective February 12, 2014, “GMO International Opportunities Equity Allocation Fund” was renamed “GMO International Developed Equity Allocation Fund.”

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$13.80		$15.41		$12.97		$9.28		$18.73

Income (loss) from investment operations:
Net investment income (loss)†	0.39		0.43		0.30		0.26		0.48
Net realized and unrealized gain (loss)	0.83		(1.59)		2.47		3.80		(8.92)

Total from investment operations	1.22		(1.16)		2.77		4.06		(8.44)

Less distributions to shareholders:
From net investment income	(0.46)		(0.45)		(0.33)		(0.37)		(0.49)
From net realized gains	—		—		—		—		(0.52)

Total distributions	(0.46)		(0.45)		(0.33)		(0.37)		(1.01)

Net asset value, end of period	$14.56		$13.80		$15.41		$12.97		$9.28

Total Return(a)	8.99%		(7.35)%		21.51%		43.60%		(46.71)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$479,005		$505,282		$599,876		$547,178		$414,024
Net expenses to average daily net assets	0.67	%(b)(c)	0.65	%(b)(c)	0.65	%(b)(c)	0.65	%(b)	0.67	%(b)
Net investment income (loss) to average daily net assets	2.83%		3.02%		2.20%		2.08%		3.09%
Portfolio turnover rate	54%		48%		40%		49%		67%
Fees and expenses reimbursed by the Manager to average daily net assets	0.12%		0.11%		0.11%		0.09%		0.11%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUND

	Class II Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$20.18		$23.07		$19.35		$13.86		$29.69

Income (loss) from investment operations:
Net investment income (loss)†	0.56		0.63		0.48		0.41		0.79
Net realized and unrealized gain (loss)	0.85		(2.83	)(a)	3.51		5.68		(14.01)

Total from investment operations	1.41		(2.20)		3.99		6.09		(13.22)

Less distributions to shareholders:
From net investment income	(0.65)		(0.69)		(0.27)		(0.60)		(0.99)
From net realized gains	—		—		—		—		(1.62)

Total distributions	(0.65)		(0.69)		(0.27)		(0.60)		(2.61)

Net asset value, end of period	$20.94		$20.18		$23.07		$19.35		$13.86

Total Return(b)	7.23%		(9.51)%		20.79%		44.05%		(48.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$169,056		$292,379		$217,090		$394,009		$394,070
Net expenses to average daily net assets	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)	0.74	%(e)
Net investment income (loss) to average daily net assets	2.87%		3.04%		2.36%		2.21%		3.41%
Portfolio turnover rate	40%		37%		40%		40%		53%
Fees and expenses reimbursed by the Manager to average daily net assets	0.04%		0.05%		0.05%		0.05%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

Effective February 12, 2014, “GMO International Intrinsic Value Fund” was renamed “GMO International Equity Fund.”

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$27.50		$30.77		$25.63		$18.15		$37.25

Income (loss) from investment operations:
Net investment income (loss)†	0.77		0.87		0.62		0.55		0.92
Net realized and unrealized gain (loss)	1.62		(3.15)		5.11		7.79		(18.54)

Total from investment operations	2.39		(2.28)		5.73		8.34		(17.62)

Less distributions to shareholders:
From net investment income	(0.93)		(0.99)		(0.59)		(0.86)		(1.19)
From net realized gains	—		—		—		—		(0.29)

Total distributions	(0.93)		(0.99)		(0.59)		(0.86)		(1.48)

Net asset value, end of period	$28.96		$27.50		$30.77		$25.63		$18.15

Total Return(a)	8.93%		(7.25)%		22.61%		45.97%		(48.61)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$621,870		$885,023		$857,774		$1,017,207		$855,690
Net expenses to average daily net assets	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)
Net investment income (loss) to average daily net assets	2.87%		3.10%		2.28%		2.22%		3.08%
Portfolio turnover rate	47%		34%		40%		48%		41%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.04%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

Effective February 12, 2014, “GMO International Core Equity Fund” was renamed “GMO International Large/Mid Cap Equity Fund.”

INTERNATIONAL EQUITY FUND (CONT’D)

Class III Shares										Class IV Shares
Year Ended February 28/29,										Year Ended February 28/29,
2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
$20.39		$23.31		$19.56		$14.00		$29.97		$20.37		$23.30		$19.55		$14.00		$29.96

0.56		0.65		0.47		0.42		0.79		0.54		0.62		0.48		0.43		0.82
0.88		(2.86	)(a)	3.58		5.76		(14.13)		0.91		(2.83	)(a)	3.58		5.75		(14.14)

1.44		(2.21)		4.05		6.18		(13.34)		1.45		(2.21)		4.06		6.18		(13.32)

(0.67)		(0.71)		(0.30)		(0.62)		(1.01)		(0.68)		(0.72)		(0.31)		(0.63)		(1.02)
—		—		—		—		(1.62)		—		—		—		—		(1.62)

(0.67)		(0.71)		(0.30)		(0.62)		(2.63)		(0.68)		(0.72)		(0.31)		(0.63)		(2.64)

$21.16		$20.39		$23.31		$19.56		$14.00		$21.14		$20.37		$23.30		$19.55		$14.00

7.30%		(9.47)%		20.88%		44.21%		(48.01)%		7.39%		(9.43)%		20.96%		44.22%		(47.95)%

$1,540,203		$1,812,184		$2,257,078		$1,925,104		$1,487,839		$7,366,819		$5,047,058		$3,458,202		$2,779,470		$1,900,168
0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(e)	0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)	0.61	%(e)
2.82%		3.09%		2.30%		2.19%		3.38%		2.70%		3.00%		2.32%		2.25%		3.47%
40%		37%		40%		40%		53%		40%		37%		40%		40%		53%
0.04%		0.05%		0.05%		0.05%		0.05%		0.04%		0.05%		0.05%		0.05%		0.05%

INTERNATIONAL LARGE/MID CAP EQUITY FUND (CONT’D)

Class IV Shares										Class VI Shares
Year Ended February 28/29,										Year Ended February 28/29,
2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
$27.48		$30.75		$25.62		$18.14		$37.23		$27.46		$30.72		$25.60		$18.13		$37.22

0.80		0.90		0.61		0.64		0.94		0.79		0.92		0.61		0.52		0.92
1.60		(3.17)		5.13		7.71		(18.53)		1.61		(3.17)		5.13		7.83		(18.50)

2.40		(2.27)		5.74		8.35		(17.59)		2.40		(2.25)		5.74		8.35		(17.58)

(0.94)		(1.00)		(0.61)		(0.87)		(1.21)		(0.95)		(1.01)		(0.62)		(0.88)		(1.22)
—		—		—		—		(0.29)		—		—		—		—		(0.29)

(0.94)		(1.00)		(0.61)		(0.87)		(1.50)		(0.95)		(1.01)		(0.62)		(0.88)		(1.51)

$28.94		$27.48		$30.75		$25.62		$18.14		$28.91		$27.46		$30.72		$25.60		$18.13

9.00%		(7.19)%		22.68%		46.04%		(48.56)%		9.01%		(7.13)%		22.69%		46.11%		(48.56)%

$1,394,919		$1,078,912		$1,235,303		$797,730		$1,166,165		$2,481,773		$2,247,969		$3,507,677		$2,288,572		$1,098,838
0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)	0. 44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)	0.44	%(d)
2.93%		3.18%		2.24%		2.65%		3.18%		2.89%		3.25%		2.25%		2.08%		3.07%
47%		34%		40%		48%		41%		47%		34%		40%		48%		41%
0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011(a)	2010(a)		2009(a)
Net asset value, beginning of period	$22.03		$24.11		$21.12	$18.08		$42.56

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.72		0.86		0.30	0.64		1.20
Net realized and unrealized gain (loss)	2.56		(2.46	)(c)	2.69	4.40		(12.80)

Total from investment operations	3.28		(1.60)		2.99	5.04		(11.60)

Less distributions to shareholders:
From net investment income	(0.73)		(0.16)		—	(2.00	)(d)	(1.60)
From net realized gains	(0.37)		(0.32)		—	—		(11.28)

Total distributions	(1.10)		(0.48)		—	(2.00)		(12.88)

Net asset value, end of period	$24.21		$22.03		$24.11	$21.12		$18.08

Total Return(e)	(15.24)%		(6.55)%		14.16%	29.15%		(35.57)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,256,714		$2,418,165		$490,047	$25,395		$25,417
Net expenses to average daily net assets(f)	0.11	%(g)	0.12%		0.12%	0.11%		0.11	%(g)
Net investment income (loss) to average daily net assets(b)	3.25%		4.00%		1.32%	3.25%		3.96%
Portfolio turnover rate	45%		24%		32%	15%		17%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(h)	0.60%		0.61%		0.65%	1.16%		1.24%

(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	The net expense ratio does not include the effect of expense reductions.
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND

	Class II Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.21		$12.88		$11.07		$8.03		$16.52

Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.31		0.24		0.26		0.45
Net realized and unrealized gain (loss)	0.43		(1.43)		1.79		3.24		(7.95)

Total from investment operations	0.72		(1.12)		2.03		3.50		(7.50)

Less distributions to shareholders:
From net investment income	(0.36)		(0.55)		(0.22)		(0.46)		(0.33)
From net realized gains	—		—		—		—		(0.66)

Total distributions	(0.36)		(0.55)		(0.22)		(0.46)		(0.99)

Net asset value, end of period	$11.57		$11.21		$12.88		$11.07		$8.03

Total Return(a)	6.65%		(8.38)%		18.71%		43.95%		(47.49)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,052		$259,270		$417,685		$545,336		$765,201
Net expenses to average daily net assets	0.84	%(b)(c)	0.82	%(b)	0.82	%(b)	0.82	%(b)	0.82	%(d)
Net investment income (loss) to average daily net assets	2.65%		2.71%		2.09%		2.53%		3.42%
Portfolio turnover rate	91%		58%		55%		59%		39%
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%		0.07%		0.06%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND (CONT’D)

Class III Shares										Class IV Shares
Year Ended February 28/29,										Year Ended February 28/29,
2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
$11.27		$12.95		$11.13		$8.07		$16.59		$11.55		$13.25		$11.39		$8.07		$16.59

0.30		0.34		0.24		0.28		0.47		0.33		0.33		0.25		0.22		0.51
0.44		(1.47)		1.81		3.25		(7.99)		0.42		(1.46)		1.85		3.35		(8.02)

0.74		(1.13)		2.05		3.53		(7.52)		0.75		(1.13)		2.10		3.57		(7.51)

(0.37)		(0.55)		(0.23)		(0.47)		(0.34)		(0.38)		(0.57)		(0.24)		(0.25)		(0.35)
—		—		—		—		(0.66)		—		—		—		—		(0.66)

(0.37)		(0.55)		(0.23)		(0.47)		(1.00)		(0.38)		(0.57)		(0.24)		(0.25)		(1.01)

$11.64		$11.27		$12.95		$11.13		$8.07		$11.92		$11.55		$13.25		$11.39		$8.07

6.75%		(8.36)%		18.80%		44.10%		(47.42)%		6.68%		(8.21)%		18.80%		44.05%		(47.39)%

$222,262		$403,157		$1,440,952		$1,591,717		$2,054,885		$88,992		$391,421		$833,582		$856,553		$334,003
0.77	%(b)(c)	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(d)	0.70	%(b)(c)	0.69	%(b)	0.69	%(b)	0.69	%(b)	0.69	%(d)
2.78%		2.89%		2.08%		2.65%		3.51%		3.02%		2.74%		2.10%		1.92%		3.70%
91%		58%		55%		59%		39%		91%		58%		55%		59%		39%
0.07%		0.08%		0.06%		0.05%		0.05%		0.07%		0.07%		0.06%		0.05%		0.05%

FOREIGN SMALL COMPANIES FUND

	Class III Shares

	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.91		$14.22		$10.74		$6.41		$14.63

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.19		0.14		0.13		0.30
Net realized and unrealized gain (loss)	1.43		(1.27	)(b)	3.47		4.32		(7.43)

Total from investment operations	1.66		(1.08)		3.61		4.45		(7.13)

Less distributions to shareholders:
From net investment income	(0.17)		(0.23)		(0.13)		(0.12)		(0.27)
From net realized gains	—		—		—		—		(0.81)
Return of capital	—		—		—		—		(0.01)

Total distributions	(0.17)		(0.23)		(0.13)		(0.12)		(1.09)

Net asset value, end of period	$14.40		$12.91		$14.22		$10.74		$6.41

Total Return(c)	12.93%		(7.45)%		33.67%		69.44%		(51.33)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$314,389		$483,122		$398,648		$292,852		$185,298
Net expenses to average daily net assets	0.85	%(d)(e)	0.86	%(d)	0.85	%(d)	0.86	%(d)	0.85	%(f)
Net investment income (loss) to average daily net assets	1.83%		1.43%		1.15%		1.40%		2.59%
Portfolio turnover rate	56%		46%		61%		78%		42%
Fees and expenses reimbursed by the Manager to average daily net assets	0.09%		0.10%		0.14%		0.14%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.00	(g)	$0.01		$0.02		$0.00	(g)

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

FOREIGN SMALL COMPANIES FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,						Period from August 12, 2009 through February 28, 2010(a)		Period from March 1, 2009 through March 16, 2009(a)		Year Ended February 28, 2009
2013		2012		2011
$12.90		$14.20		$10.73		$9.84		$6.42		$14.64

0.12		0.17		0.13		0.02		0.01		0.33
1.54		(1.23	)(b)	3.47		1.00		0.01		(7.46)

1.66		(1.06)		3.60		1.02		0.02		(7.13)

(0.19)		(0.24)		(0.13)		(0.13)		—		(0.27)
—		—		—		—		—		(0.81)
—		—		—		—		—		(0.01)

(0.19)		(0.24)		(0.13)		(0.13)		—		(1.09)

$14.37		$12.90		$14.20		$10.73		$6.44		$6.42

12.96%		(7.33)%		33.67%		10.33	%**	0.31	%**	(51.29)%

$471,628		$71,373		$147,131		$84,225		$144,101		$143,564
0.80	%(d)(e)	0.81	%(d)	0.80	%(d)	0.81	%(d)*	0.81	%(d)*	0.80	%(f)
0.90%		1.34%		1.07%		0.35	%*	3.28	%*	2.74%
56%		46%		61%		78	%††	40	%†††	42%
0.10%		0.10%		0.14%		0.08	%*	0.22	%*	0.11%
$0.01		$0.01		$0.02		$0.00	(g)	$0.00	(g)	$0.00	(g)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$7.44		$8.48		$6.63		$4.20		$9.29

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.17		0.14		0.08		0.20
Net realized and unrealized gain (loss)	1.02		(0.84)		1.88		2.50		(4.78)

Total from investment operations	1.20		(0.67)		2.02		2.58		(4.58)

Less distributions to shareholders:
From net investment income	(0.30)		(0.37)		(0.17)		(0.15)		(0.13)
From net realized gains	—		—		—		—		(0.38)

Total distributions	(0.30)		(0.37)		(0.17)		(0.15)		(0.51)

Net asset value, end of period	$8.34		$7.44		$8.48		$6.63		$4.20

Total Return(a)	16.75%		(8.05)%		31.11%		61.64%		(51.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,557		$368,374		$467,733		$1,160,294		$386,816
Net expenses to average daily net assets	0.76	%(b)(c)	0.76	%(b)(c)	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)
Net investment income (loss) to average daily net assets	2.50%		2.28%		1.91%		1.17%		2.89%
Portfolio turnover rate	76%		90%		55%		58%		64%
Fees and expenses reimbursed by the Manager to average daily net assets	0.17%		0.14%		0.12%		0.09%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(e)	$0.01		$0.05		$0.02		$0.01

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

U.S. CORE EQUITY FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2013		2012		2011		2010	2009	2013		2012		2011		2010	2009
Net asset value, beginning of period	$13.06		$12.00		$10.57		$7.65	$12.05	$13.04		$11.98		$10.55		$7.63	$12.02

Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.22		0.18		0.17	0.18	0.27		0.22		0.18		0.17	0.19
Net realized and unrealized gain (loss)	1.47		1.08		1.43		2.93	(4.40)	1.46		1.08		1.43		2.93	(4.39)

Total from investment operations	1.73		1.30		1.61		3.10	(4.22)	1.73		1.30		1.61		3.10	(4.20)

Less distributions to shareholders:
From net investment income	(0.28)		(0.24)		(0.18)		(0.18)	(0.18)	(0.29)		(0.24)		(0.18)		(0.18)	(0.19)

Total distributions	(0.28)		(0.24)		(0.18)		(0.18)	(0.18)	(0.29)		(0.24)		(0.18)		(0.18)	(0.19)

Net asset value, end of period	$14.51		$13.06		$12.00		$10.57	$7.65	$14.48		$13.04		$11.98		$10.55	$7.63

Total Return(a)	13.40%		11.00%		15.42%		40.85%	(35.39)%	13.40%		11.05%		15.47%		41.04%	(35.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,363		$259,751		$393,523		$519,309	$509,120	$44,849		$52,486		$163,627		$415,267	$286,333
Net expenses to average daily net assets(b)	0.46	%(c)	0.46	%(c)	0.46	%(c)	0.46%	0.46%	0.41	%(c)	0.41	%(c)	0.41	%(c)	0.41%	0.41%
Net investment income (loss) to average daily net assets	1.95%		1.82%		1.68%		1.73%	1.70%	2.01%		1.88%		1.68%		1.76%	1.78%
Portfolio turnover rate	79%		61%		96%		52%	62%	79%		61%		96%		52%	62%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.03%		0.03%		0.03%	0.02%	0.02%		0.03%		0.03%		0.03%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

U.S. CORE EQUITY FUND (CONT’D)

Class VI Shares
Year Ended February 28/29,
2013		2012		2011		2010	2009
$13.02		$11.97		$10.54		$7.63	$12.02

0.28		0.23		0.20		0.17	0.19
1.46		1.07		1.42		2.93	(4.38)

1.74		1.30		1.62		3.10	(4.19)

(0.29)		(0.25)		(0.19)		(0.19)	(0.20)

(0.29)		(0.25)		(0.19)		(0.19)	(0.20)

$14.47		$13.02		$11.97		$10.54	$7.63

13.56%		11.06%		15.59%		40.96%	(35.33)%

$1,249,117		$1,095,053		$1,129,978		$1,069,030	$858,170
0.37	%(c)	0.37	%(c)	0.37	%(c)	0.37%	0.37%
2.08%		1.93%		1.80%		1.80%	1.78%
79%		61%		96%		52%	62%
0.02%		0.03%		0.03%		0.03%	0.02%

EMERGING MARKETS FUND

	Class II Shares								Class III Shares										Class IV Shares
	Year Ended February 28/29,						Period from August 12, 2009 (commencement of operations) through February 28, 2010		Year Ended February 28/29,										Year Ended February 28/29,
	2013		2012		2011				2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.10		$14.46		$11.63		$10.62		$12.13		$14.49		$11.66		$6.30		$20.48		$12.03		$14.40		$11.58		$6.27		$20.40

Income (loss) from invest ment operations:
Net investment income (loss)†	0.22		0.24		0.16		0.02		0.24		0.26		0.16		0.21		0.23		0.22		0.26		0.17		0.16		0.25
Net realized and unrealized gain (loss)	(0.35)		(0.65)		2.84		1.18		(0.36)		(0.66)		2.85		5.34		(10.65)		(0.32)		(0.67)		2.83		5.36		(10.62)

Total from investment operations	(0.13)		(0.41)		3.00		1.20		(0.12)		(0.40)		3.01		5.55		(10.42)		(0.10)		(0.41)		3.00		5.52		(10.37)

Less distributions to share holders:
From net investment income	(0.23)		(0.21)		(0.17)		(0.19)		(0.24)		(0.22)		(0.18)		(0.19)		(0.13)		(0.25)		(0.22)		(0.18)		(0.21)		(0.13)
From net realized gains	—		(1.74)		—		—		—		(1.74)		—		—		(3.63)		—		(1.74)		—		—		(3.63)

Total distributions.	(0.23)		(1.95)		(0.17)		(0.19)		(0.24)		(1.96)		(0.18)		(0.19)		(3.76)		(0.25)		(1.96)		(0.18)		(0.21)		(3.76)

Net asset value, end of period	$11.74		$12.10		$14.46		$11.63		$11.77		$12.13		$14.49		$11.66		$6.30		$11.68		$12.03		$14.40		$11.58		$6.27

Total Return(a)	(1.00)%		(1.94)%		25.77%		11.21	%**	(0.96)%		(1.89)%		25.80%		88.05%		(58.62)%		(0.81)%		(1.90)%		25.93%		88.05%		(58.59)%
Ratios/ Supplemental Data:
Net assets, end of period (000’s)	$2,004,694		$2,100,382		$2,304,697		$2,265,637		$970,102		$1,334,720		$1,445,916		$1,014,490		$2,309,057		$1,481,411		$1,816,285		$1,649,840		$1,639,961		$1,345,811
Net expenses to average daily net assets	1.06	%(b)(c)	1.05	%(b)(c)	1.07	%(b)(c)	1.07	%*	1.01	%(b)(c)	1.00	%(b)(c)	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)	0.96	%(b)(c)	0.95	%(b)(c)	0.97	%(b)(c)	0.99	%(b)	1.06	%(d)
Net investment income (loss) to average daily net assets	1.97%		1.88%		1.21%		0.30	%*	2.12%		2.00%		1.17%		2.25%		1.77%		1.99%		2.00%		1.29%		1.54%		1.86%
Portfolio turnover rate	119%		108%		114%		126	%**††	119%		108%		114%		126%		99%		119%		108%		114%		126%		99%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.03%		0.03	%*	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.02		$0.02		$0.02		$0.01		$0.01		$0.00	(e)	$0.02		$0.04		$0.02		$0.02		$0.01		$0.02		$0.04

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2009.
*	Annualized.
**	Not annualized.

EMERGING MARKETS FUND (CONT’D)

Class V Shares										Class VI Shares

Year Ended February 28/29,										Year Ended February 28/29,
2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
$12.01		$14.39		$11.57		$6.26		$20.39		$12.04		$14.41		$11.59		$6.27		$20.42

0.25		0.26		0.15		0.20		0.22		0.24		0.27		0.17		0.13		0.23
(0.35)		(0.67)		2.86		5.32		(10.58)		(0.34)		(0.67)		2.84		5.41		(10.61)

(0.10)		(0.41)		3.01		5.52		(10.36)		(0.10)		(0.40)		3.01		5.54		(10.38)

(0.25)		(0.23)		(0.19)		(0.21)		(0.14)		(0.26)		(0.23)		(0.19)		(0.22)		(0.14)
—		(1.74)		—		—		(3.63)		—		(1.74)		—		—		(3.63)

(0.25)		(1.97)		(0.19)		(0.21)		(3.77)		(0.26)		(1.97)		(0.19)		(0.22)		(3.77)

$11.66		$12.01		$14.39		$11.57		$6.26		$11.68		$12.04		$14.41		$11.59		$6.27

(0.78)%		(1.92)%		26.03%		88.21%		(58.59)%		(0.82)%		(1.81)%		26.01%		88.34%		(58.61)%

$677,796		$662,263		$835,561		$367,836		$795,586		$5,673,002		$5,082,437		$5,800,427		$3,836,631		$1,226,252
0.91	%(b)(c)	0.90	%(b)(c)	0.93	%(b)(c)	0.98	%(b)	1.03	%(d)	0.88	%(b)(c)	0.87	%(b)(c)	0.89	%(b)(c)	0.91	%(b)	1.00	%(d)
2.25%		2.03%		1.15%		2.12%		1.81%		2.12%		2.11%		1.29%		1.18%		1.83%
119%		108%		114%		126%		99%		119%		108%		114%		126%		99%
0.04%		0.04%		0.04%		0.03%		0.01%		0.04%		0.04%		0.04%		0.04%		0.01%
$0.00	(e)	$0.00	(e)	$0.01		$0.01		$0.05		$0.02		$0.02		$0.03		$0.02		$0.07

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.03		$11.50		$9.24		$5.06		$15.26

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.24		0.11		0.09		0.24
Net realized and unrealized gain (loss)	(0.43)		(0.50	)(a)	2.28		4.23		(8.10)

Total from investment operations	(0.23)		(0.26)		2.39		4.32		(7.86)

Less distributions to shareholders:
From net investment income	(0.19)		(0.21)		(0.13)		(0.12)		(0.22)
From net realized gains	—		—		—		(0.02)		(2.12)

Total distributions	(0.19)		(0.21)		(0.13)		(0.14)		(2.34)

Net asset value, end of period	$10.61		$11.03		$11.50		$9.24		$5.06

Total Return(b)	(2.05)%		(1.96)%		25.89%		85.52%		(58.58)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,535		$157,638		$231,921		$174,933		$89,902
Net expenses to average daily net assets	1.18	%(c)(d)	1.17	%(c)(d)	1.15	%(c)(d)	1.17	%(c)	1.16	%(e)
Net investment income (loss) to average daily net assets	1.94%		2.14%		1.05%		1.10%		2.25%
Portfolio turnover rate	108%		113%		124%		138%		128%
Fees and expenses reimbursed by the Manager to average daily net assets	0.21%		0.14%		0.15%		0.25%		0.14%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares			Class III Shares		Class IV Shares		Class VI Shares
	Year Ended February 28, 2013	Period from March 24, 2011, (commencement of operations) through February 29, 2012		Period from June 29, 2012, (commencement of operations) through February 28, 2013		Period from May 2, 2012, (commencement of operations) through February 28, 2013		Year Ended February 28, 2013	Period from September 19, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$21.39	$20.89		$21.02		$22.00		$21.41	$20.34

Income (loss) from investment operations:
Net investment income (loss)†	0.24	0.20		0.05		0.14		0.34	0.10
Net realized and unrealized gain (loss)	3.27	0.39	(a)	3.84		2.78		3.22	1.06	(a)

Total from investment operations	3.51	0.59		3.89		2.92		3.56	1.16

Less distributions to shareholders:
From net investment income	(0.15)	(0.09)		(0.17)		(0.17)		(0.17)	(0.09)
From net realized gains	(0.15)	—		(0.15)		(0.15)		(0.15)	—

Total distributions	(0.30)	(0.09)		(0.32)		(0.32)		(0.32)	(0.09)

Net asset value, end of period	$24.60	$21.39		$24.59		$24.60		$24.65	$21.41

Total Return(b)	16.47%	2.86	%**	18.57	%**	13.34	%**	16.69%	5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,479	$112,056		$104,740		$518,430		$654,063	$418,017
Net expenses to average daily net assets(c)(d)	1.07%	1.02	%*	1.00	%*	0.95	%*	0.90%	0.87	%*
Net investment income (loss) to average daily net assets	1.05%	1.05	%*	0.31	%*	0.71	%*	1.50%	1.10	%*
Portfolio turnover rate	247%	459	%**††	247	%**†††	247	%**††††	247%	459	%**††
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%	0.42	%*	0.04	%*	0.04	%*	0.03%	0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.24	$0.45		$0.31		$0.28		$0.07	$0.18

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the period from June 29, 2012 through February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the period from May 2, 2012 through February 28, 2013.

TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011	2010		2009
Net asset value, beginning of period	$21.60		$23.85		$17.75	$11.06		$22.42

Income (loss) from investment operations:
Net investment income (loss)†	0.34		0.73		0.16	0.25		0.59
Net realized and unrealized gain (loss)	(0.87)		(1.04)		6.30	6.89	(a)	(10.80)

Total from investment operations	(0.53)		(0.31)		6.46	7.14		(10.21)

Less distributions to shareholders:
From net investment income	(0.23)		(1.09)		(0.36)	(0.45)		(0.30)
From net realized gains	(0.41)		(0.85)		—	—		(0.85)

Total distributions	(0.64)		(1.94)		(0.36)	(0.45)		(1.15)

Net asset value, end of period	$20.43		$21.60		$23.85	$17.75		$11.06

Total Return(b)	(2.25)%		0.15%		36.71%	64.80%		(47.14)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,283		$74,971		$146,857	$91,176		$100,176
Net expenses to average daily net assets	1.38	%(c)(d)	1.36	%(d)	1.33%	1.35	%(c)(d)	1.32	%(c)
Net investment income (loss) to average daily net assets	1.71%		3.16%		0.78%	1.55%		3.42%
Portfolio turnover rate	156%		105%		129%	106%		88%
Fees and expenses reimbursed by the Manager to average daily net assets	0.00	(e)	—		—	—		—
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.04		$0.08		$0.09	$0.06		$0.03

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

QUALITY FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2013		2012		2011		2010	2009	2013		2012		2011		2010	2009
Net asset value, beginning of period	$23.41		$20.81		$18.99		$14.17	$20.56	$23.42		$20.83		$19.01		$14.19	$20.57

Income (loss) from investment operations:
Net investment income (loss)†	0.47		0.43		0.36		0.33	0.37	0.49		0.44		0.38		0.34	0.39
Net realized and unrealized gain (loss)	2.24		2.58		1.82		4.83	(6.30)	2.24		2.57		1.81		4.83	(6.30)

Total from investment operations	2.71		3.01		2.18		5.16	(5.93)	2.73		3.01		2.19		5.17	(5.91)

Less distributions to shareholders:
From net investment income	(0.51)		(0.41)		(0.36)		(0.34)	(0.34)	(0.52)		(0.42)		(0.37)		(0.35)	(0.35)
From net realized gains	(1.80)		—		—		—	(0.12)	(1.80)		—		—		—	(0.12)

Total distributions	(2.31)		(0.41)		(0.36)		(0.34)	(0.46)	(2.32)		(0.42)		(0.37)		(0.35)	(0.47)

Net asset value, end of period	$23.81		$23.41		$20.81		$18.99	$14.17	$23.83		$23.42		$20.83		$19.01	$14.19

Total Return(a)	12.39%		14.71%		11.67%		36.73%	(29.37)%	12.47%		14.70%		11.71%		36.73%	(29.27)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,682,281		$6,539,510		$5,288,776		$4,119,119	$1,952,579	$2,079,055		$2,035,597		$1,662,542		$1,132,006	$787,276
Net expenses to average daily net assets(b)	0.48	%(c)	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.44	%(c)	0.44	%(c)	0.44	%(c)	0.44%	0.44%
Net investment income (loss) to average daily net assets	2.02%		2.01%		1.88%		1.88%	2.03%	2.09%		2.04%		1.95%		1.97%	2.11%
Portfolio turnover rate	34%		40%		32%		28%	36%	34%		40%		32%		28%	36%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%		0.02%	0.02%	0.02%		0.02%		0.02%		0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2009, “GMO U.S. Quality Equity Fund” was renamed “GMO Quality Fund.”

QUALITY FUND (CONT’D)

Class V Shares								Class VI Shares
Year Ended February 28/29,								Year Ended February 28/29,
2013		2012		2011		2010	2009	2013		2012		2011		2010	2009
$23.42		$20.82		$19.00		$14.17	$20.56	$23.41		$20.82		$19.00		$14.18	$20.57

0.48		0.44		0.38		0.34	0.39	0.49		0.45		0.38		0.35	0.40
2.25		2.58		1.81		4.84	(6.30)	2.25		2.57		1.81		4.82	(6.31)

2.73		3.02		2.19		5.18	(5.91)	2.74		3.02		2.19		5.17	(5.91)

(0.53)		(0.42)		(0.37)		(0.35)	(0.36)	(0.53)		(0.43)		(0.37)		(0.35)	(0.36)
(1.80)		—		—		—	(0.12)	(1.80)		—		—		—	(0.12)

(2.33)		(0.42)		(0.37)		(0.35)	(0.48)	(2.33)		(0.43)		(0.37)		(0.35)	(0.48)

$23.82		$23.42		$20.82		$19.00	$14.17	$23.82		$23.41		$20.82		$19.00	$14.18

12.45%		14.74%		11.73%		36.87%	(29.31)%	12.53%		14.76%		11.77%		36.81%	(29.28)%

$455,097		$578,367		$371,927		$551,272	$637,834	$4,140,416		$9,816,202		$8,913,391		$9,156,696	$5,273,791
0.41	%(c)	0.42	%(c)	0.42	%(c)	0.42%	0.42%	0.38	%(c)	0.39	%(c)	0.39	%(c)	0.39%	0.39%
2.05%		2.08%		1.96%		1.98%	2.11%	2.10%		2.09%		1.99%		2.00%	2.16%
34%		40%		32%		28%	36%	34%		40%		32%		28%	36%
0.02%		0.02%		0.02%		0.02%	0.02%	0.02%		0.02%		0.02%		0.02%	0.02%

RESOURCES FUND

	Class III Shares
	Year Ended February 28, 2013		Period from December 28, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$22.96		$20.00

Income (loss) from investment operations:
Net investment income (loss) †	0.32		0.03
Net realized and unrealized gain (loss)	(1.25	)(a)	2.93

Total from investment operations	(0.93)		2.96

Less distributions to shareholders:
From net investment income	(0.20)		—
From net realized gain	(0.24)		—

Total distributions	(0.44)		—

Net asset value, end of period	$21.59		$22.96

Total Return(b)	(4.00)%		14.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$104,241		$8,101
Net expenses to average daily net assets	0.77	%(c)	0.75	%*
Net investment income (loss) to average daily net assets	1.48%		0.78	%*
Portfolio turnover rate	51%		15	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.73%		7.69	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.22		$0.06

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized (loss) on the investments due to the timing of purchases and redemptions of the Fund shares in relations to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses included indirectly through investment in underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

RISK PREMIUM FUND

	Class III Shares		Class IV Shares		Class VI Shares
	Period from December 14, 2012 (commencement of operations) through February 28, 2013		Period from December 17, 2012 (commencement of operations) through February 28, 2013		Period from November 15, 2012 (commencement of operations) through February 28, 2013
Net asset value, beginning of period	$10.27		$10.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.01)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.27		0.25		0.54

Total from investment operations	0.26		0.24		0.53

Net asset value, end of period	$10.53		$10.54		$10.53

Total Return(a)	2.53	%**	2.33	%**	5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,793		$8,244		$616,464
Net expenses to average daily net assets(b)(c)	0.60	%*	0.55	%*	0.51	%*
Net investment income (loss) to average daily net assets	(0.56	)%*	(0.51	)%*	(0.46	)%*
Portfolio turnover rate	0	%**	0	%**	0	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.08	%*	0.07	%*	0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.00	(d)	$0.02

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

ALPHA ONLY FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011(a)	2010(a)	2009(a)
Net asset value, beginning of period	$24.13	$23.49	$24.55	$28.85	$55.55

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.51	0.46	0.30	0.55	1.15
Net realized and unrealized gain (loss)	(0.35)	0.52	(1.36)	(3.35)	4.65

Total from investment operations	0.16	0.98	(1.06)	(2.80)	5.80

Less distributions to shareholders:
From net investment income	(0.07)	(0.34)	—	(1.50)	(22.05)
From net realized gains	—	—	—	—	(10.45)

Total distributions	(0.07)	(0.34)	—	(1.50)	(32.50)

Net asset value, end of period	$24.22	$24.13	$23.49	$24.55	$28.85

Total Return(c)	0.67%	4.13%	(4.32)%	(10.30)%	11.92%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,886	$37,752	$59,746	$71,481	$121,711
Net expenses to average daily net assets(d)(e)	0.23%	0.24%	0.23%	0.24%	0.23%
Net investment income (loss) to average daily net assets(b)	2.10%	1.89%	1.26%	2.16%	2.37%
Portfolio turnover rate	104%	125%	89%	114%	87%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(f)	0.44%	0.44%	0.46%	0.45%	0.44%
Redemption fees consisted of the following per share amounts†	—	—	—	—	$0.00 (g)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares.

(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2013	2012	2011(a)	2010(a)	2009(a)
$24.14	$23.50	$24.55	$28.85	$55.55

0.60	0.47	0.31	0.55	1.20
(0.42)	0.52	(1.36)	(3.35)	4.60

0.18	0.99	(1.05)	(2.80)	5.80

(0.08)	(0.35)	—	(1.50)	(22.05)
—	—	—	—	(10.45)

(0.08)	(0.35)	—	(1.50)	(32.50)

$24.24	$24.14	$23.50	$24.55	$28.85

0.73%	4.19%	(4.28)%	(10.30)%	12.00%

$3,389,131	$2,086,001	$1,930,347	$1,648,282	$1,854,153
0.18%	0.19%	0.18%	0.18%	0.18%
2.47%	1.91%	1.27%	2.11%	2.52%
104%	125%	89%	114%	87%
0.44%	0.43%	0.46%	0.46%	0.44%
—	—	—	—	$0.00 (g)

FIXED INCOME FUNDS

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012	2011	2010		2009
Net asset value, beginning of period	$8.11	$7.91	$7.58	$6.33		$8.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11	0.11	0.12	0.10		0.25
Net realized and unrealized gain (loss)	0.27	0.55	0.82	1.66		(2.11)

Total from investment operations	0.38	0.66	0.94	1.76		(1.86)

Less distributions to shareholders:
From net investment income	(0.12)	(0.46)	(0.61)	(0.51)		(0.51)

Total distributions	(0.12)	(0.46)	(0.61)	(0.51)		(0.51)

Net asset value, end of period	$8.37	$8.11	$7.91	$7.58		$6.33

Total Return(b)	4.72%	8.57%	12.84%	28.99%		(22.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,337	$163,213	$209,891	$213,875		$261,706
Net operating expenses to average daily net assets(c)(d)	0.39%	0.39%	0.38%	0.38%		0.39%
Interest expense to average daily net assets(e)	—	—	0.01%	0.00	%(f)	—
Total net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.39%	0.38%		0.39%
Net investment income (loss) to average daily net assets(a)	1.29%	1.39%	1.50%	1.37%		3.24%
Portfolio turnover rate	42%	38%	45%	31%		35%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10%	0.09%	0.07%	0.04%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	—	$0.01		$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period

INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$6.79		$7.11		$6.59		$6.17		$9.51

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.10		0.10		0.09		0.19
Net realized and unrealized gain (loss)	0.13		0.33		0.77		1.65		(2.32)

Total from investment operations	0.21		0.43		0.87		1.74		(2.13)

Less distributions to shareholders:
From net investment income	(0.16)		(0.75)		(0.35)		(1.32)		(1.21)

Total distributions	(0.16)		(0.75)		(0.35)		(1.32)		(1.21)

Net asset value, end of period	$6.84		$6.79		$7.11		$6.59		$6.17

Total Return(b)	3.21%		6.37%		13.36%		29.54%		(24.52)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,949		$69,945		$108,684		$209,150		$211,764
Net operating expenses to average daily net assets(c)	0.40	%(d)	0.39%		0.39	%(d)	0.38	%(d)	0.39%
Interest expense to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—
Total net expenses to average daily net assets(c)	0.40%		0.39%		0.39	%(d)	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)	1.18%		1.39%		1.45%		1.32%		2.20%
Portfolio turnover rate	21%		43%		46%		29%		47%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g)	0.28%		0.24%		0.16%		0.12%		0.09%
Redemption fees consisted of the following per share amounts†	—		—		—		$0.00	(h)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% of average daily net assets.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2013	2012		2011		2010		2009
Net asset value, beginning of period	$8.35	$8.18		$7.98		$7.00		$8.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14	0.13		0.12		0.09		0.26
Net realized and unrealized gain (loss)	0.64	0.71		0.47		1.39		(1.49)

Total from investment operations	0.78	0.84		0.59		1.48		(1.23)

Less distributions to shareholders:
From net investment income	(0.37)	(0.41)		(0.39)		(0.42)		(0.56)
Return of capital	—	(0.26)		—		(0.08)		—

Total distributions	(0.37)	(0.67)		(0.39)		(0.50)		(0.56)

Net asset value, end of period	$8.76	$8.35		$8.18		$7.98		$7.00

Total Return(b)	9.43%	10.48%		7.35%		22.19%		(13.93)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,527	$72,021		$70,799		$137,301		$127,081
Net expenses to average daily net assets(c)	0.40%	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.61%	1.58%		1.43%		1.19%		3.24%
Portfolio turnover rate	34%	52%		51%		31%		28%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.27%	0.25%		0.17%		0.12%		0.13%
Redemption fees consisted of the following per share amounts†	—	—		—		$0.01		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CORE PLUS BOND FUND

	Class III Shares						Class IV Shares
	Year Ended February 28/29,						Year Ended February 28/29,
	2013	2012	2011	2010		2009	2013	2012	2011	2010		2009
Net asset value, beginning of period	$7.13	$7.26	$7.02	$6.08		$9.42	$7.14	$7.27	$7.03	$6.09		$9.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07	0.13	0.11	0.05		0.27	0.08	0.13	0.11	0.12		0.17
Net realized and unrealized gain (loss)	0.54	0.56	0.65	1.51		(2.08)	0.54	0.56	0.65	1.45		(1.99)

Total from investment operations	0.61	0.69	0.76	1.56		(1.81)	0.62	0.69	0.76	1.57		(1.82)

Less distributions to shareholders:
From net investment income	(0.33)	(0.82)	(0.52)	(0.62)		(1.53)	(0.33)	(0.82)	(0.52)	(0.63)		(1.53)

Total distributions	(0.33)	(0.82)	(0.52)	(0.62)		(1.53)	(0.33)	(0.82)	(0.52)	(0.63)		(1.53)

Net asset value, end of period	$7.41	$7.13	$7.26	$7.02		$6.08	$7.43	$7.14	$7.27	$7.03		$6.09

Total Return(b)	8.67%	9.88%	10.93%	26.84%		(20.12)%	8.85%	9.90%	10.97%	26.87%		(20.23)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,831	$46,924	$47,773	$55,839		$73,730	$190,527	$188,675	$183,333	$276,850		$233,848
Net operating expenses to average daily net assets(c)(d)	0.38%	0.39%	0.39%	0.38%		0.39%	0.33%	0.34%	0.34%	0.33%		0.34%
Interest expense to average daily net assets	—	—	—	0.02	%(e)	—	—	—	—	0.02	%(e)	—
Total net expenses to average daily net assets(c)(d)	0.38%	0.39%	0.39%	0.40%		0.39%	0.33%	0.34%	0.34%	0.35%		0.34%
Net investment income (loss) to average daily net assets(a)	1.02%	1.74%	1.48%	0.77%		3.20%	1.07%	1.75%	1.48%	1.78%		1.89%
Portfolio turnover rate	135%	72%	46%	58%		22%	135%	72%	46%	58%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.13%	0.12%	0.11%	0.09%		0.08%	0.13%	0.12%	0.11%	0.09%		0.08%
Redemption fees consisted of the following per share amounts†	—	—	—	$0.00	(f)	$0.01	—	—	—	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2013		2012		2011		2010		2009		2013		2012		2011		2010		2009
Net asset value, beginning of period	$9.59		$9.10		$8.47		$5.85		$10.06		$9.58		$9.09		$8.47		$5.85		$10.06

Income (loss) from investment operations:
Net investment income (loss)†	0.77		0.84		1.03	(a)	0.52		0.54		0.79		0.84		1.05	(b)	0.53		0.53
Net realized and unrealized gain (loss)	0.82		0.58		0.81		2.70		(3.77)		0.81		0.59		0.78		2.69		(3.76)

Total from investment operations	1.59		1.42		1.84		3.22		(3.23)		1.60		1.43		1.83		3.22		(3.23)

Less distributions to shareholders:
From net investment income	(0.84)		(0.93)		(1.21)		(0.60)		(0.77)		(0.85)		(0.94)		(1.21)		(0.60)		(0.77)
From net realized gains	—		—		—		—		(0.21)		—		—		—		—		(0.21)

Total distributions	(0.84)		(0.93)		(1.21)		(0.60)		(0.98)		(0.85)		(0.94)		(1.21)		(0.60)		(0.98)

Net asset value, end of period	$10.34		$9.59		$9.10		$8.47		$5.85		$10.33		$9.58		$9.09		$8.47		$5.85

Total Return(c)	17.04%		16.62%		22.23%		55.95%		(32.75)%		17.14%		16.69%		22.19%		56.02%		(32.66)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$427,339		$679,533		$564,570		$602,065		$535,194		$1,908,041		$1,117,850		$1,122,409		$1,287,496		$1,291,258
Net operating expenses to average daily net assets(d)(e)	0.60%		0.64%		0.59%		0.58%		0.59%		0.55%		0.59%		0.54%		0.53%		0.54%
Interest expense to average daily net assets	0.02	%(f)	0.08	%(f)	0.08	%(g)	0.11	%(g)	0.23	%(g)	0.02	%(f)	0.08	%(f)	0.07	%(g)	0.11	%(g)	0.23	%(g)
Total net expenses to average daily net assets(d)(e)	0.62%		0.72%		0.67%		0.69%		0.82%		0.57%		0.67%		0.61%		0.64%		0.77%
Net investment income (loss) to average daily net assets	7.75%		8.90%		11.09	%(h)	6.98%		6.36%		7.84%		8.95%		11.37	%(i)	7.03%		6.46%
Portfolio turnover rate	36%		29%		21%		36%		38%		36%		29%		21%		36%		38%
Fees and expenses reimbursed by the Manager to average daily net assets	0.00	%(j)	—		—		—		—		0.00	%(j)	—		—		—		—
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.03		$0.01		$0.02		$0.05		$0.00	(k)	$0.03		$0.01		$0.02		$0.04		$0.00	(k)

(a)

Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.

(b)

Includes income per share of $0.41 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.

(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares and assumes the effect of reinvested distributions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(g)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivatives contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(h)

Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.

(i)

Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.

(j)	Ratio is less than 0.01%
(k)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

DEBT OPPORTUNITIES FUND††

	Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period from October 3, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$27.07		$25.23		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.50		1.16		0.47
Net realized and unrealized gain (loss)	(0.15)		1.73		0.13

Total from investment operations	0.35		2.89		0.60

Less distributions to shareholders:
From net investment income	(0.08)		(0.44)		(0.20)
From net realized gains	(0.13)		(0.61)		(0.17)

Total distributions	(0.21)		(1.05)		(0.37)

Net asset value, end of period	$27.21		$27.07		$25.23

Total Return(b)	1.28	%**	11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,060,774		$812,020		$204,043
Total net expenses to average daily net assets(c)	0.31	%(d)*	0.31	%(d)	0.31	%*
Net investment income (loss) to average daily net assets(a)	3.63	%*	4.36%		4.59	%*
Portfolio turnover rate	18	%**	39%		23	%(e)**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.02	%*	0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.12		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) that had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.” The information shown is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund).

STRATEGIC FIXED INCOME FUND

	Class III Shares									Class VI Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2013		2012		2011		2010	2009		2013		2012		2011		2010	2009
Net asset value, beginning of period	$16.40		$15.39		$15.51		$17.37	$23.60		$16.40		$15.38		$15.49		$17.35	$23.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.08		0.17		0.16	0.71		0.07		0.09		0.15		0.17	0.68
Net realized and unrealized gain (loss)	1.39		1.85		0.54		3.78	(5.70)		1.39		1.86		0.57		3.77	(5.64)

Total from investment operations	1.44		1.93		0.71		3.94	(4.99)		1.46		1.95		0.72		3.94	(4.96)

Less distributions to shareholders:
From net investment income	(1.42)		(0.92)		(0.46)		(0.27)	(1.24)		(1.43)		(0.93)		(0.46)		(0.29)	(1.26)
Return of capital	—		—		(0.37)		(5.53)	—		—		—		(0.37)		(5.51)	—

Total distributions	(1.42)		(0.92)		(0.83)		(5.80)	(1.24)		(1.43)		(0.93)		(0.83)		(5.80)	(1.26)

Net asset value, end of period	$16.42		$16.40		$15.39		$15.51	$17.37		$16.43		$16.40		$15.38		$15.49	$17.35

Total Return(b)	9.14%		12.60%		4.76%		27.97%	(21.20)%		9.26%		12.77%		4.84%		28.00%	(21.09)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,724		$79,215		$77,084		$139,571	$227,453		$1,682,634		$2,405,821		$2,476,073		$2,005,889	$2,246,197
Net expenses to average daily net assets(c)	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.39%	0.40	%(d)	0.29	%(d)	0.29	%(d)	0.29	%(d)	0.30%	0.30	%(d)
Net investment income (loss) to average daily net assets(a)	0.30%		0.51%		1.09%		1.01%	3.32%		0.43%		0.58%		1.00%		1.05%	3.14%
Portfolio turnover rate	32%		30%		19%		35%	70%		32%		30%		19%		35%	70%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.04%		0.04%		0.04%		0.03%	0.03%		0.04%		0.04%		0.04%		0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.00	(e)	—		$0.00 (e)	$0.02		$0.02		$0.00	(e)	—		$0.00 (e)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,						Period from March 27, 2009 (commencement of operations) through February 28, 2010		Year Ended February 28/29,						Period from March 18, 2009 (commencement of operations) through February 28, 2010
	2013		2012		2011				2013		2012		2011
Net asset value, beginning of period	$24.60		$25.01		$26.13		$25.15		$24.61		$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.02)		0.32		0.51		0.92		0.01		0.56		0.64		0.80
Net realized and unrealized gain (loss)	0.12		0.78		0.64		0.85		0.11		0.57		0.54		1.15

Total from investment operations	0.10		1.10		1.15		1.77		0.12		1.13		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.01)		(0.51)		(0.50)		(0.60)		(0.01)		(0.53)		(0.53)		(0.63)
From net realized gains	(0.26)		(1.00)		(1.77)		(0.19)		(0.26)		(1.00)		(1.77)		(0.19)

Total distributions	(0.27)		(1.51)		(2.27)		(0.79)		(0.27)		(1.53)		(2.30)		(0.82)

Net asset value, end of period	$24.43		$24.60		$25.01		$26.13		$24.46		$24.61		$25.01		$26.13

Total Return(a)	0.42%		4.49%		4.51%		7.07	%**	0.52%		4.61%		4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,186		$56,692		$48,676		$40,225		$88,029		$116,591		$489,202		$859,763
Net operating expenses to average daily net assets	0.40	%(b)	0.40	%(b)(c)	0.41	%(b)(c)	0.40	%(c)*	0.31	%(b)	0.31	%(b)(c)	0.31	%(b)(c)	0.31	%(c)*
Interest expense to average daily net assets(d)	—		0.01%		0.03%		0.03	%*	—		0.01%		0.03%		0.03	%*
Total net expenses to average daily net assets(b)	0.40%		0.41%		0.44%		0.43	%*	0.31%		0.32%		0.34%		0.34	%*
Net investment income (loss) to average daily net assets	(0.08)%		1.31%		1.94%		3.86	%*	0.02%		2.25%		2.43%		3.24	%*
Portfolio turnover rate	233%		319%		315%		116	%(e)**	233%		319%		315%		116	%(e)**
Fees and expenses reimbursed by the Manager to average daily net assets(f)	0.08%		0.06%		0.04%		0.04	%*	0.07%		0.04%		0.04%		0.04	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

U.S. TREASURY FUND

	Year Ended February 28/29,						Period from March 17, 2009 (commencement of operations) through February 28, 2010
	2013		2012		2011
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.01		0.03		0.04
Net realized and unrealized gain (loss)	0.00	(a)	0.01		0.00	(a)	0.02

Total from investment operations	0.03		0.02		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.03)		(0.01)		(0.03)		(0.05)
From net realized gains	—		(0.01)		(0.00	)(b)	(0.01)

Total distributions	(0.03)		(0.02)		(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.11%		0.07%		0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,912,203		$2,056,342		$1,814,553		$546,076
Net expenses to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.00%		0.00	%*
Net investment income (loss) to average daily net assets	0.10%		0.04%		0.13%		0.18	%*
Portfolio turnover(f)	0%		0%		0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10%		0.10%		0.11%		0.12	%*

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distributions. Without the waivers, total returns would have been 0.03%, (0.01%), 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 28, 2013, February 29, 2012, February 28, 2011 and February 28, 2010.

(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Portfolio turnover rate calculation excludes short-term investments.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

INVESTMENT IN OTHER GMO FUNDS

GMO Alternative Asset Opportunity Fund.    GMO Alternative Asset Opportunity Fund (“AAOF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. AAOF is managed by GMO.

AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers Class III shares, which pay shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets. The Manager (and not AAOF) will pay a sub-advisory fee to GMO Singapore for services provided to AAOF pursuant to a sub-advisory agreement at a rate equal to 5% of the management fees received by the Manager under AAOF’s investment management contract, net of any fee waiver or expense reimbursement obligations of the Manager as may be in effect.

AAOF’s investment objective is long-term total return.

AAOF invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. AAOF seeks to take advantage of the Manager’s proprietary investment models for global tactical asset allocation and equity, bond, currency, and commodity market selection.

AAOF normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury-Bills) or money market funds. AAOF also may invest in U.S. and non-U.S. fixed income securities and hold shares of other GMO Funds, including Debt Opportunities Fund and U.S. Treasury Fund.

The Manager’s models for this active quantitative process are based on the following strategies:

Value-Based Strategies.    Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

Sentiment-Based Strategies.    Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.

The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

To gain exposure to commodities and some other assets, AAOF invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which AAOF may invest directly. References to AAOF in this summary of AAOF’s investment strategy may refer to actions undertaken by AAOF or the subsidiary company. AAOF does not invest directly in commodities and commodity-related derivatives.

AAOF’s benchmark is the Citigroup 3-Month Treasury Bill Index. AAOF does not maintain a specified interest rate duration for its portfolio.

AAOF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, AAOF may have gross investment exposures in excess of its net assets (i.e., AAOF will be leveraged) and therefore is subject to heightened risk of loss. AAOF’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by the Manager, AAOF may take temporary defensive positions.

A GMO Fund that invests in AAOF is subject to all of the risks to which AAOF is exposed. The principal risks of an investment in AAOF include Management and Operational Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Market Risk — Equities, Currency Risk, Commodities Risk, Market Risk — Fixed Income Investments, Market Risk — Asset-Backed Securities, Derivatives Risk, Counterparty Risk, Short Sales Risk, Credit Risk, Liquidity Risk, Leveraging Risk, Fund of Funds Risk, and Large Shareholder Risk. AAOF and some of its underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by AAOF or those underlying funds may affect AAOF’s or an underlying fund’s performance more than if AAOF or the underlying fund were a diversified investment company. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks.

GMO High Quality Short-Duration Bond Fund.    GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares, which pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity.

High Quality Fund will invest primarily in high quality U.S. and non-U.S. fixed income securities. High Quality Fund may invest in fixed income securities of any type, including asset-backed securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. High Quality Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, High Quality Fund will typically have gross investment exposures in excess of its net assets (i.e., High Quality Fund will be leveraged) and therefore is subject to heightened risk of loss. High Quality Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

High Quality Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The factors considered and investment methods used by the Manager can change over time.

The Manager will normally seek to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio (which may be substantially shorter than High Quality Fund’s dollar-weighted average portfolio maturity). The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

If deemed prudent by the Manager, High Quality Fund may take temporary defensive positions.

A GMO Fund that invests in High Quality Fund is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Market Risk — Fixed Income Investments, Focused Investment Risk, Management and Operational Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Non-U.S. Investment Risk. High Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks.

GMO Implementation Fund.    GMO Implementation Fund (“Implementation Fund”), a series of the Trust, is not offered by this Prospectus. Implementation Fund is managed by GMO.

Implementation Fund does not pay an investment management fee or shareholder service fee to the Manager. Implementation Fund offers a single class of shares.

Implementation Fund’s investment objective is a positive total return, not “relative return.”

The Manager pursues investment strategies for Implementation Fund that are intended to complement the strategies being pursued by the Manager in GMO Benchmark-Free Allocation Fund. Accordingly, Implementation Fund is not a standalone investment and Implementation Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine Implementation Fund’s strategic direction. The factors considered and investment methods used by the Manager can change over time.

The Manager does not manage Implementation Fund to, or control Implementation Fund’s risk relative to, any securities index or securities benchmark. Depending on the Manager’s outlook, Implementation Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and real estate) and at times may be substantially invested in a single asset class. Implementation Fund may invest in companies of any market capitalization. In addition, Implementation Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. Implementation Fund may invest a significant portion of its assets in the securities of companies in industries with high positive correlations to one another. To the extent Implementation Fund invests in fixed income securities, it may have significant exposure to below investment grade securities (commonly referred to as “junk bonds”). Implementation Fund also may have exposure to short sales. The Manager’s ability to shift investments among asset classes is not subject to any limits.

As a substitute for direct investments in equities, Implementation Fund may use exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (“ETFs”). Implementation Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Implementation Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. Implementation Fund’s foreign currency exposure may differ from the currency exposure of its equities. In addition, Implementation Fund may lend its portfolio securities.

Implementation Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Implementation Fund may have gross investment exposures in excess of its net assets (i.e., Implementation Fund may be leveraged) and therefore is subject to heightened risk of loss. Implementation Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Implementation Fund may make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

Implementation Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Because of its investment in Implementation Fund, Benchmark-Free Allocation Fund is subject to all of the risks to which Implementation Fund is exposed. The principal risks of an investment in Implementation Fund include Market Risk — Equities, Market Risk — Fixed Income Investments, Non-U.S. Investment Risk, Management and Operational Risk, Options Risk, Smaller Company Risk, Liquidity Risk, Derivatives Risk, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, Short Sales Risk, Focused Investment Risk, Large Shareholder Risk, and Fund of Funds Risk. Implementation Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Implementation Fund may affect Implementation Fund’s performance more than if Implementation Fund were a diversified investment company. Shareholders of Benchmark-Free Allocation Fund are indirectly exposed to these risks.

GMO Special Situations Fund.    GMO Special Situations Fund (“SSF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. SSF is managed by GMO.

SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares, which pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

SSF’s investment objectives are capital appreciation and capital preservation.

The Manager pursues investment strategies for SSF that are intended to complement the strategies being pursued by the Manager in other funds or accounts managed by GMO’s Asset Allocation Team. Accordingly, SSF is not a standalone investment and SSF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine SSF’s strategic direction. The factors considered and investment methods used by the Manager can change over time.

SSF may have long or short exposure to non-U.S. and U.S. equities (which may include both growth and value style equities and equities of any market capitalization), non-U.S. and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.

SSF is permitted to use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and non-U.S. currency derivative transactions. In addition, SSF may lend its portfolio securities.

SSF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, SSF will typically have gross investment exposures in excess of its net assets (i.e., SSF will be leveraged) and therefore is subject to heightened risk of loss. SSF’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

SSF may make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

The Manager does not seek to manage SSF to, or control SSF’s risk relative to, any securities index or securities benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).

SSF also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in SSF is subject to all of the risks to which SSF is exposed. The principal risks of an investment in SSF include Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Counterparty Risk, Market Risk — Equities, Market Risk — Fixed Income Investments, Credit Risk, Options Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Non-U.S. Investment Risk, Large Shareholder Risk, and Fund of Funds Risk. SSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by SSF may affect SSF’s performance more than if SSF were a diversified investment company. Shareholders of each GMO Fund investing in SSF are indirectly exposed to these risks.

GMO World Opportunity Overlay Fund.    GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares.

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

The Manager seeks to achieve Overlay Fund’s investment objective by attempting to identify and estimate relative misvaluation of global interest rate, credit, and currency markets. Based on those estimates, the Manager establishes Overlay Fund’s positions across those markets. Those positions may include direct investments and derivatives. Overlay Fund’s direct investments in fixed income securities include U.S. and non-U.S. asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPS), Treasury Securities and global bonds). The factors considered and investment methods used by the Manager can change over time.

Derivatives used by Overlay Fund are primarily interest rate swaps and futures contracts, currency forwards and options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, Overlay Fund typically will have higher volatility than its benchmark. Overlay Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Overlay Fund will typically have gross investment exposures in excess of its net assets (i.e., Overlay Fund will be leveraged) and therefore is subject to heightened risk of loss. Overlay Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Overlay Fund has a substantial investment in asset-backed securities. Overlay Fund also may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities (commonly referred to as “junk bonds”).

If deemed prudent by the Manager, Overlay Fund may take temporary defensive positions.

A GMO Fund that invests in Overlay Fund is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Investments, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Options Risk, Non-U.S. Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were a diversified investment company. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks.

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FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	Cusip
Multi-Asset Class Funds
Benchmark-Free Allocation Fund (p. 1)	ClassIII	GBMFX	N/A	362008 31 0
	Class IV	GBMBX	N/A	362014 60 7
	Class MF	—	—	362014 80 5
Global Asset Allocation Fund (p. 5)	Class III	GMWAX	N/A	362007 17 1
Strategic Opportunities Allocation Fund (p. 9)	Class III	GBATX	N/A	362008 16 1

Equity Funds
Global Equity Allocation Fund (p. 13)	Class III	GMGEX	N/A	362007 14 8
Global Developed Equity Allocation Fund (p. 17)	Class III	GWOAX	N/A	362008 15 3
Developed World Stock Fund (p. 21)	Class III	GDWTX	DevWldStk	362013 20 3
	Class IV	GDWFX	DevWldStk	362013 30 2
Global Focused Equity Fund (p. 25)	Class III	GGFEX	N/A	362013 14 6
	Class IV	—	—	362013 13 8
International Equity Allocation Fund (p. 28)	Class III	GIEAX	N/A	362007 21 3
International Developed Equity Allocation Fund (p. 32)	Class III	GIOTX	N/A	362013 45 0
Tax-Managed International Equities Fund (p. 36)	ClassIII	GTMIX	TxMngIntEq	362008 66 6
International Equity Fund (p. 40)	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
International Large/Mid Cap Equity Fund (p. 44)	Class III	GMIEX	IntlCoreEq	362013 69 0
	Class IV	GMIRX	IntlCoreEq	362013 68 2
	Class VI	GCEFX	IntlCoreEq	362013 66 6
Currency Hedged International Equity Fund (p. 48)	Class III	GMOCX	CurHgIntEq	362007 58 5
Foreign Fund (p. 51)	Class II	GMFRX	Foreign	362007 56 9
	Class III	GMOFX	Foreign	362007 55 1
	Class IV	GMFFX	Foreign	362008 82 3
Foreign Small Companies Fund (p. 55)	Class III	GMFSX	ForSmCos	362008 61 7
	Class IV	GFSFX	ForSmCos	362008 34 4
International Small Companies Fund (p. 59)	Class III	GMISX	IntSmCos	362007 52 8
U.S. Core Equity Fund (p. 63)	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	GMEQX	USCoreEq	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
Emerging Markets Fund (p. 66)	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
Emerging Countries Fund (p. 70)	Class III	GMCEX	EmergCntr	362008 85 6
Emerging Domestic Opportunities Fund (p. 73)	Class II	GEDTX	N/A	362013 22 9
	Class III	GEDSX	N/A	362013 21 1
	Class IV	GEDIX	N/A	362013 19 5
	Class V	GEDOX	N/A	362013 18 7
	Class VI	GEDFX	N/A	362013 17 9
Taiwan Fund (p. 77)	Class III	GMOTX	Taiwan	362013 26 0
Quality Fund (p. 81)	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
Resources Fund (p. 85)	Class III	GOFIX	N/A	362014 10 2
	Class IV	GOVIX	N/A	362014 20 1
	Class V	—	—	362014 30 0
	Class VI	—	—	362014 40 9
Risk Premium Fund (p. 89)	Class III	GMRPX	N/A	362014 83 9
	Class IV	GMRVX	N/A	362014 82 1
	Class V	—	—	362014 81 3
	Class VI	GMOKX	N/A	362014 79 7
Alpha Only Fund (p. 92)	Class III	GGHEX	N/A	362007 44 5
	Class IV	GAPOX	N/A	362013 48 4

Fixed Income Funds
Global Bond Fund (p. 96)	Class III	GMGBX	GlobalBd	362007 31 2
International Bond Fund (p. 100)	Class III	GMIBX	IntlBond	362007 37 9
Currency Hedged International Bond Fund (p. 104)	Class III	GMHBX	CurHgIntBd	362007 34 6
Core Plus Bond Fund (p. 108)	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
Emerging Country Debt Fund (p. 112)	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
Debt Opportunities Fund (p. 116)	Class III	—	ShdurCol	362014 76 3
	Class VI	GMODX	ShdurCol	362013 11 2
Strategic Fixed Income Fund (p. 120)	Class III	GFITX	StratFxdInc	362013 44 3
	Class VI	GMFIX	StratFxdInc	362013 41 9
Asset Allocation International Bond Fund (p. 124)	Class III	—	—	362013 35 1
	Class VI	—	—	362013 34 4
Asset Allocation Bond Fund (p. 127)	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
U.S. Treasury Fund (p. 131)	N/A	GUSTX	USTreas	362013 36 9

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, Massachusetts 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

10 High Street

Suite 302

Boston, Massachusetts 02110

Investment Company Act File No. 811-04347